UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Automobile Manufacturers - 1.50%
Hyundai Motor Company (A)	3,531	$205,383

Biotechnology - 1.57%
Gilead Sciences, Inc. (B)	4,624	216,608

Casinos & Gaming - 1.13%
Wynn Resorts, Limited (B)	4,421	156,068

Coal & Consumable Fuels - 2.11%
China Shenhua Energy Company Limited, H Shares (A)	78,798	290,278

Communications Equipment - 5.66%
QUALCOMM Incorporated	11,659	526,987
Reliance Communication Ventures Limited (A)	19,098	115,396
Telefonaktiebolaget LM Ericsson, B Shares (A)	13,908	136,469
		778,852
Construction & Engineering - 3.55%
China Communications Construction Company Limited, H Shares (A)	179,476	209,812
Larsen & Toubro Limited (A)	8,545	279,638
		489,450
Data Processing & Outsourced Services - 2.77%
Redecard S.A. (A)(C)	1,454	22,262
Redecard S.A. (A)	5,954	91,148
Visa Inc., Class A	4,293	267,283
		380,693
Diversified Banks - 11.74%
Barclays PLC (A)(C)	19,727	91,847
Cia Brasileira de Meios de Pagamento (A)(B)(D)	4,150	35,686
HDFC Bank Limited (A)	3,313	103,269
ICICI Bank Limited (A)	10,324	155,646
Industrial and Commercial Bank of China (Asia) Limited (A)	874,771	609,513
Industrial and Commercial Bank of China Limited, H Shares (A)(C)	288,670	201,137
Standard Chartered PLC (A)	15,681	294,092
State Bank of India (A)	3,389	123,478
		1,614,668
Diversified Capital Markets - 0.44%
UBS AG (A)(B)(D)	5,000	61,157

Diversified Metals & Mining - 2.69%
Southern Copper Corporation	10,050	205,423
Xstrata plc (A)	15,256	164,982
		370,405
Education Services - 0.82%
New Oriental Education & Technology Group Inc., ADR (B)	1,683	113,393

Fertilizers & Agricultural Chemicals - 3.96%
Monsanto Company	7,339	545,566

Footwear - 0.72%
NIKE, Inc., Class B	1,911	98,972

Heavy Electrical Equipment - 0.82%
ALSTOM (A)	1,909	112,606

Hotels, Resorts & Cruise Lines - 0.43%
Ctrip.com International, Ltd. (B)	1,282	59,377

Household Products - 0.51%
Reckitt Benckiser Group plc (A)	1,556	70,812

Integrated Oil & Gas - 2.91%
China Petroleum & Chemical Corporation, H Shares (A)	161,120	122,866
TOTAL S.A. (A)	5,134	277,169
		400,035
Life & Health Insurance - 4.44%
China Life Insurance Company Limited, H Shares (A)	151,992	558,935
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	7,448	50,406
		609,341
Mortgage REITs - 0.99%
Annaly Capital Management, Inc.	9,044	136,921

Oil & Gas Equipment & Services - 3.47%
Halliburton Company	4,460	92,326
Schlumberger Limited	2,381	128,830
Weatherford International Ltd. (B)	13,117	256,577
		477,733
Oil & Gas Exploration & Production - 2.81%
CNOOC Limited (A)	86,588	107,368
Devon Energy Corporation	3,011	164,106
XTO Energy Inc.	3,039	115,895
		387,369
Personal Products - 0.69%
Hengan International Group Company Limited (A)	20,405	95,573

Real Estate Development - 1.35%
China Overseas Land & Investment Limited (A)	80,273	186,439

Real Estate Management & Development - 0.75%
DLF Limited (A)	15,894	103,119

Regional Banks - 1.12%
China Construction Bank Corporation (A)	197,962	153,515

Semiconductors - 5.43%
MediaTek Incorporation (A)	3,096	36,990
PMC-Sierra, Inc. (B)(E)	18,126	144,285
Taiwan Semiconductor Manufacturing Company Ltd. (A)	339,313	565,694
		746,969
Specialized Finance - 2.08%
BM&F BOVESPA S.A. - Bolsa de Valores, Mercadoriase Futuros (A)(D)	1,044	6,233
CME Group Inc.	452	140,653
Hong Kong Exchanges and Clearing Limited (A)	8,989	139,989
		286,875
Thrifts & Mortgage Finance - 0.75%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	2,121	103,792

Tobacco - 1.16%
Philip Morris International Inc.	3,627	158,201

TOTAL COMMON STOCKS - 68.37%		$9,410,170

(Cost: $8,472,307)

INVESTMENT FUNDS - 0.03%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100	$4,114
(Cost: $7,268)

CORPORATE DEBT SECURITIES	Principal

Banking - 0.01%
Banco BMG S.A.,
8.750%, 7-1-10 (C)	$1,333	1,337

Beverage / Bottling - 0.10%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (H)	BRL12,000	5,665
Anheuser-Busch InBev Worldwide Inc.,
7.200%, 1-15-14 (D)	$7,800	8,389
		14,054
Biotechnology - 0.03%
Amgen Inc., Convertible,
0.125%, 2-1-11	3,850	3,658

Building Products - 0.01%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	900	774

Coal & Consumable Fuels - 0.02%
Massey Energy Company, Convertible,
3.250%, 8-1-15	3,850	2,541

Computer Hardware - 0.04%
Electronic Data Systems Corporation,
7.125%, 10-15-09	5,500	5,581

Consumer Finance - 0.11%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (D)	15,600	15,508

Consumer Products - 0.01%
Staples, Inc.,
7.750%, 4-1-11	691	731

Consumer Products / Tobacco - 0.00%
Central European Distribution Corporation,
8.000%, 7-25-12 (D)(H)	EUR320	379

Department Stores - 0.12%
Kohl's Corporation,
6.300%, 3-1-11	$15,400	16,035

Diversified Chemicals - 0.01%
E.I. du Pont de Nemours and Company,
5.875%, 1-15-14	1,825	1,977

Diversified Metals & Mining - 0.09%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	11,675	12,530

Electric Utilities - 0.29%
Allegheny Energy Supply Company, LLC,
7.800%, 3-15-11	38,650	39,991

Finance - Other - 0.14%
AXA Financial, Inc.,
7.750%, 8-1-10	10,840	10,870
Block Financial LLC,
7.875%, 1-15-13	5,390	5,841
Western Union Company (The),
6.500%, 2-26-14	1,920	2,050
		18,761
Finance Companies - 0.04%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)(I)	10,750	5,704
Toyota Motor Credit Corporation,
1.120%, 1-18-15 (I)	325	315
		6,019
Forest Products - 0.03%
Sino-Forest Corporation:
9.125%, 8-17-11	4,000	4,000
9.125%, 8-17-11 (C)	700	700
		4,700
Gas - Local Distribution - 0.10%
DCP Midstream, LLC,
9.700%, 12-1-13 (C)	12,020	13,254

Gas Pipe Lines - 0.35%
Duke Capital Corporation,
7.500%, 10-1-09	23,685	23,953
Enterprise Products Operating LLC,
9.750%, 1-31-14	21,510	24,735
		48,688
General Merchandise Stores - 0.06%
Dollar General Corporation,
11.875%, 7-15-17	7,850	8,478

Home Improvement Retail - 0.11%
Home Depot, Inc. (The),
5.200%, 3-1-11	14,790	15,310

Integrated Telecommunication Services - 0.09%
AT&T Inc.,
4.850%, 2-15-14	12,320	12,783

Metals / Mining - 0.03%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,465
6.625%, 2-22-10 (C)	550	545
		4,010
Movies & Entertainment - 0.03%
Viacom Inc.,
5.625%, 8-15-12	4,160	4,103

Office Electronics - 0.23%
Xerox Corporation:
6.875%, 8-15-11	5,460	5,651
5.500%, 5-15-12	13,090	13,057
7.625%, 6-15-13	6,160	6,206
6.400%, 3-15-16	3,900	3,588
6.750%, 2-1-17	3,900	3,549
		32,051
Oil & Gas Exploration & Production - 0.05%
XTO Energy Inc.,
5.900%, 8-1-12	6,400	6,785

Paper / Forest Products - 0.01%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (D)	1,500	1,506

Pharmaceuticals - 1.03%
Eli Lilly and Company,
3.550%, 3-6-12	15,500	16,059
Pfizer Inc.,
4.450%, 3-15-12	120,150	126,080
		142,139
Property & Casualty Insurance - 0.21%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	25,300	26,150
St. Paul Companies, Inc. (The),
8.125%, 4-15-10	2,900	3,024
		29,174
Retail Stores - Other - 0.12%
Best Buy Co., Inc.,
6.750%, 7-15-13	16,595	17,184

Service - Other - 0.04%
Expedia, Inc.,
8.500%, 7-1-16 (C)	3,925	3,768
Waste Management, Inc.,
6.375%, 3-11-15	2,255	2,337
		6,105
Soft Drinks - 0.06%
Coca-Cola Enterprises Inc.,
7.375%, 3-3-14	6,650	7,610

Specialized Finance - 0.20%
CME Group Inc.,
5.750%, 2-15-14	25,630	27,343

Technology - 0.07%
L-3 Communications Corporation:
7.625%, 6-15-12	6,240	6,255
6.125%, 7-15-13	3,120	2,941
		9,196
Trading Companies & Distributors - 0.12%
Noble Group Limited:
8.500%, 5-30-13 (C)	13,900	13,204
8.500%, 5-30-13	2,200	2,090
		15,294
Transportation - Other - 0.10%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	16,310	13,415

Utilities - 0.15%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (D)(H)	BRL23,100	12,134
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$3,350	2,278
8.875%, 12-15-16 (C)	3,000	2,040
Duke Energy Field Services, LLC,
7.875%, 8-16-10	3,900	4,079
		20,531
Wireless Telecommunication Service - 0.13%
Verizon Wireless Capital LLC,
7.375%, 11-15-13 (D)	15,400	17,230

TOTAL CORPORATE DEBT SECURITIES - 4.34%		$596,765

(Cost: $573,641)

MUNICIPAL BONDS

California - 0.08%
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2003A,
5.000%, 11-1-38	11,590	11,661

Florida - 0.06%
Miami-Dade County Industrial Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. of Florida Project), Series 2008,
5.400%, 8-1-23	7,725	7,698

New Hampshire - 0.17%
Business Finance Authority of the State of New Hampshire, Pollution Control Refunding Revenue Bonds (The United Illuminating Company Project-1997 Series A):
7.125%, 7-1-27	15,450	15,756
6.875%, 12-1-29	7,725	7,812
		23,568
New York - 0.03%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	3,880	3,960

Ohio - 0.13%
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	17,385	17,734

Texas - 0.11%
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	7,765	8,404
Port of Houston Authority of Harris County, Texas, Unlimited Tax Refunding Bonds, Series 2008A,
5.625%, 10-1-38	7,765	6,991
		15,395
West Virginia - 0.14%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds (Appalachian Power Company - Amos Project), Series 2008E,
7.125%, 12-1-38	19,320	19,695

TOTAL MUNICIPAL BONDS - 0.72%		$99,711

(Cost: $95,429)

PUT OPTIONS - 1.60%	Number of Contracts

Hang Seng Index:
Sep HKD17,400.00, Expires 9-29-09 (H)	20	126,021
Sep HKD17,600.00, Expires 9-29-09 (H)	7	44,146
S&P 500 Index:
Aug $825.00, Expires 8-24-09	19	17,731
Aug $850.00, Expires 8-24-09	10	13,250
Aug $900.00, Expires 8-24-09	7	18,740
(Cost: $434,184)		$219,888

SENIOR LOANS	Principal

Health Care Facilities - 0.04%
HCA Inc.,
2.848%, 11-18-13 (I)	$5,363	4,838

Service - Other - 0.09%
Education Management LLC,
2.375%, 6-1-13 (I)	13,548	12,443

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.810%, 10-10-14 (I)	59	42
3.821%, 10-10-14 (I)	7,731	5,518
		5,560

TOTAL SENIOR LOANS - 0.17%		$22,841

(Cost: $20,066)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.92%
Federal Home Loan Mortgage Corporation,
2.125%, 3-16-11	77,400	78,012
Federal National Mortgage Association:
2.050%, 4-1-11	38,700	38,953
2.875%, 12-11-13	10,275	10,364
		127,329
Mortgage-Backed Obligations - 0.09%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
4.500%, 8-15-17	2,948	120
5.500%, 9-15-17	3,194	268
5.000%, 11-15-17	1,569	113
5.000%, 5-15-18	3,270	367
5.000%, 4-15-19	279	22
5.000%, 4-15-19	135	10
5.000%, 7-15-21	24	––	*
5.000%, 11-15-22	354	25
5.500%, 3-15-23	2,584	263
5.000%, 4-15-23	28	––	*
5.000%, 5-15-23	244	19
5.000%, 6-15-23	2,475	205
5.000%, 6-15-23	1,966	153
5.000%, 8-15-23	190	16
5.500%, 11-15-23	75	––	*
5.500%, 11-15-23	29	––	*
5.000%, 9-15-24	107	2
5.500%, 9-15-24	46	1
5.500%, 4-15-25	42	3
5.500%, 4-15-25	57	1
5.000%, 9-15-25	169	3
5.500%, 10-15-25	3,053	419
5.000%, 4-15-26	904	24
5.000%, 10-15-28	990	59
5.500%, 2-15-30	140	7
5.000%, 8-15-30	186	9
5.000%, 10-15-30	1,250	114
5.500%, 3-15-31	228	17
5.500%, 10-15-32	2,969	303
5.500%, 1-15-33	2,021	244
5.500%, 5-15-33	2,250	290
5.000%, 7-15-33	2,228	144
6.000%, 11-15-35	2,186	215
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	99	1
5.000%, 5-25-22	143	9
5.000%, 7-25-23	3,907	431
5.000%, 8-25-23	1,180	96
5.000%, 11-25-23	2,008	191
5.500%, 9-25-25	34	––	*
5.500%, 11-25-25	69	––	*
4.500%, 4-25-30	1,902	153
5.000%, 9-25-30	1,557	69
5.000%, 3-25-31	4,370	195
5.000%, 8-15-31	2,971	278
5.500%, 6-25-33	2,998	335
5.500%, 8-25-33	5,502	655
5.500%, 12-25-33	2,722	311
5.500%, 4-25-34	5,384	656
5.500%, 8-25-35	3,545	491
5.500%, 11-25-36	9,707	1,253
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	459	26
5.000%, 6-20-31	511	39
5.500%, 3-20-32	2,404	237
5.000%, 10-20-32	1,685	244
7.000%, 5-20-33	5,154	690
5.500%, 7-16-33	2,460	323
5.000%, 7-20-33	112	11
5.500%, 11-20-33	590	65
5.500%, 6-20-35	5,471	868
5.500%, 7-20-35	2,250	349
5.500%, 7-20-35	876	87
5.500%, 10-16-35	5,214	768
		12,267

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.01%		$139,596

(Cost: $147,601)

BULLION - 15.98%	Troy Ounces

Gold	2,371	$2,200,141
(Cost: $2,013,565)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 5.68%
Baxter International Inc.,
0.280%, 7-8-09	$12,000	11,999
Bemis Company, Inc.:
0.500%, 7-13-09	10,000	9,998
0.300%, 7-20-09	26,500	26,496
Burlington Northern Santa Fe Corp.,
0.450%, 7-2-09	15,000	15,000
Clorox Co.:
0.500%, 7-7-09	10,000	9,999
0.450%, 7-13-09	3,398	3,397
0.450%, 7-24-09	22,770	22,763
Colgate-Palmolive Company,
0.150%, 7-10-09	5,182	5,182
Corporacion Andina de Fomento,
0.320%, 8-17-09	20,000	19,992
E.I. du Pont de Nemours and Company,
0.170%, 7-28-09	25,000	24,997
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
0.250%, 7-31-09 (K)	4,000	3,999
General Mills, Inc.,
0.450%, 7-10-09	10,000	9,999
Heinz (H.J.) Co.,
0.550%, 7-20-09	8,808	8,805
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.470%, 7-23-09	17,002	16,997
0.500%, 7-23-09	5,005	5,003
Hewlett-Packard Company,
0.180%, 7-1-09	7,000	7,000
Honeywell International Inc.,
0.835%, 12-7-09	15,000	14,945
ITT Corporation,
1.450%, 7-24-09	34,500	34,468
Johnson & Johnson,
0.100%, 7-13-09	5,000	5,000
Kellogg Co.:
0.435%, 7-2-09	12,000	12,000
0.400%, 7-7-09	25,000	24,998
Kitty Hawk Funding Corp.:
0.280%, 7-17-09	10,000	9,999
0.280%, 7-20-09	10,735	10,733
0.260%, 7-27-09	19,500	19,496
0.300%, 8-5-09	10,000	9,997
Kraft Foods Inc.:
0.300%, 7-8-09	15,000	14,999
0.290%, 7-10-09	775	775
Nokia Corp.,
0.220%, 7-22-09	50,000	49,995
Pfizer Inc.,
0.150%, 7-22-09	35,000	34,997
Praxair Inc.,
0.320%, 7-2-09	9,052	9,052
Procter & Gamble Company (The),
0.180%, 7-21-09	10,000	9,999
Rabobank USA Financial Corp. (Rabobank Nederland),
0.250%, 7-7-09	15,200	15,199
Roche Holdings, Inc.:
0.160%, 7-7-09	5,923	5,923
0.170%, 7-7-09	33,763	33,762
0.190%, 7-9-09	26,000	25,999
Siemens Capital Corp.,
0.150%, 7-2-09	25,000	25,000
Staples, Inc.:
0.550%, 7-6-09	33,000	32,997
0.650%, 7-9-09	25,000	24,996
Straight-A Funding, LLC (Federal Financing Bank):
0.260%, 7-9-09	40,655	40,654
0.260%, 7-10-09	15,000	14,999
0.300%, 8-3-09	20,000	19,995
0.330%, 8-17-09	12,300	12,295
0.320%, 8-18-09	15,000	14,994
Unilever Capital Corporation:
0.150%, 7-9-09	25,000	24,999
0.160%, 7-9-09	12,000	12,000
Verizon Communications Inc.,
0.340%, 7-8-09	15,000	14,999
		781,890
Master Note - 0.01%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (I)	1,916	1,916

Municipal Obligations - Non-Taxable - 0.14%
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01,
      Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N.A.),
0.300%, 7-1-09 (I)	1,260	1,260
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.230%, 7-1-09 (I)	6,525	6,525
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008,
0.300%, 7-1-09 (I)	11,000	11,000
		18,785
Notes - 0.73%
American Honda Finance Corp.:
1.404%, 7-29-09 (I)	16,500	16,402
1.496%, 8-14-09 (I)	25,000	25,000
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (I)	31,000	31,612
Caterpillar Financial Services Corporation,
4.150%, 1-15-10	15,045	15,205
Countrywide Home Loans, Inc.,
5.625%, 7-15-09	8,000	8,012
John Deere Capital Corporation,
0.708%, 9-1-09 (I)	5,000	4,966
		101,197
Treasury Bills - 0.21%
United States Treasury Bills,
0.950%, 7-30-09	29,475	29,452

United States Government Agency Obligations - 0.08%
Federal Home Loan Mortgage Corporation,
0.020%, 7-1-09	991	991
Federal National Mortgage Association,
0.090%, 7-22-09	3,754	3,754
Overseas Private Investment Corporation,
0.250%, 7-15-09 (I)	5,000	5,000
		9,745

TOTAL SHORT-TERM SECURITIES - 6.85%		$942,985
(Cost: $942,985)

TOTAL INVESTMENT SECURITIES - 99.07%		$13,636,211
(Cost: $12,707,046)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.93%		128,098

NET ASSETS - 100.00%		$13,764,309

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$9,307,094	$103,076	$––
Investment Funds	––	––	4,114
Corporate Debt Securities	––	596,765	––
Municipal Bonds	––	99,711	––
Put Options	––	––	219,888
Senior Loans	––	22,841	––
United States Government Agency Obligations	––	139,596	––
Bullion	2,200,141	––	––
Short-Term Securities	––	942,985	––

	11,507,235	1,904,974	224,002
Other Financial Instruments+	––	(7,497)	––

Total	$11,507,235	$1,897,477	$224,002

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Put Options

Beginning Balance 4-1-09	$2,838	$––
Net realized gain (loss)	––	––
Net unrealized appreciation (depreciation)	1,276	(214,296)
Net purchases (sales)	––	434,184
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 6-30-09	$4,114	$219,888

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$1,276	$(214,296)

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Japanese Yen	12,593,471	7-21-09	$14,944	$––
Sell	Japanese Yen	18,583,339	7-21-09	––	4,671
Sell	Japanese Yen	717,174	10-8-09	199	––
Sell	Japanese Yen	1,085,105	10-8-09	––	170
Sell	Japanese Yen	42,234,000	3-5-10	––	7,352
Buy	Norwegian Krone	62,100	12-23-09	319	––
Buy	Norwegian Krone	370,333	12-23-09	––	273
Sell	Singapore Dollar	386,045	7-31-09	––	9,291
Sell	Singapore Dollar	155,500	1-11-10	––	1,989
Buy	Swedish Krona	11,549,360	8-3-09	1,325	––
Buy	Swedish Krona	931,400	8-3-09	––	538

				$16,787	$24,284

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $381,948 or 2.77% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $158,222 or 1.15% of net assets.

(E)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)Illiquid restricted security. At June 30, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,114

The total value of this security represented approximately 0.03% of net assets at June 30, 2009.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2009.

(H)Principal amounts or strike prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and HKD - Hong Kong Dollar).

(I)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

(K)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Capital Appreciation Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 7.13%
General Dynamics Corporation	160	$8,862
Precision Castparts Corp.	110	8,033
Raytheon Company	75	3,332
Rockwell Collins, Inc.	260	10,850
		31,077
Apparel, Accessories & Luxury Goods - 0.92%
Coach, Inc. (A)	120	3,226
Under Armour, Inc., Class A (B)	35	783
		4,009
Asset Management & Custody Banks - 2.23%
BlackRock, Inc., Class A	12	2,105
Janus Capital Group Inc.	665	7,581
		9,686
Biotechnology - 4.85%
Gilead Sciences, Inc. (B)	450	21,078

Casinos & Gaming - 0.28%
Wynn Resorts, Limited (B)	35	1,236

Communications Equipment - 6.89%
Cisco Systems, Inc. (B)	210	3,914
Nokia Corporation, Series A, ADR	345	5,030
QUALCOMM Incorporated	190	8,588
Research In Motion Limited (B)	175	12,434
		29,966
Computer Hardware - 7.63%
Apple Inc. (A)(B)	125	17,804
Hewlett-Packard Company	400	15,460
		33,264
Construction & Farm Machinery & Heavy Trucks - 1.70%
Deere & Company (A)	185	7,391

Consumer Finance - 0.41%
American Express Company	77	1,789

Data Processing & Outsourced Services - 3.16%
Visa Inc., Class A	221	13,735

Department Stores - 0.86%
Kohl's Corporation (B)	41	1,753
Nordstrom, Inc.	100	1,989
		3,742
Fertilizers & Agricultural Chemicals - 3.42%
Monsanto Company	200	14,868

Footwear - 0.42%
NIKE, Inc., Class B	35	1,812

Health Care Equipment - 1.60%
Hologic, Inc. (B)	490	6,973

Home Improvement Retail - 0.71%
Lowe's Companies, Inc.	160	3,106

Household Products - 2.05%
Procter & Gamble Company (The)	175	8,943

Hypermarkets & Super Centers - 3.98%
Costco Wholesale Corporation	315	14,395
Wal-Mart Stores, Inc.	60	2,906
		17,301
Integrated Oil & Gas - 0.60%
Occidental Petroleum Corporation	40	2,632

Integrated Telecommunication Services - 0.83%
AT&T Inc.	145	3,602

Internet Software & Services - 4.65%
Google Inc., Class A (B)	48	20,236

Investment Banking & Brokerage - 3.21%
Charles Schwab Corporation (The)	670	11,752
Goldman Sachs Group, Inc. (The) (A)	15	2,241
		13,993
Oil & Gas Drilling - 1.72%
Nabors Industries Ltd. (B)	75	1,169
Transocean Inc. (A)(B)	85	6,314
		7,483
Oil & Gas Equipment & Services - 5.28%
Halliburton Company	200	4,140
Schlumberger Limited	240	12,987
Smith International, Inc. (A)	225	5,794
		22,921
Oil & Gas Exploration & Production - 2.12%
Ultra Petroleum Corp. (B)	110	4,290
XTO Energy Inc.	130	4,958
		9,248
Other Diversified Financial Services - 0.71%
JPMorgan Chase & Co.	90	3,070

Pharmaceuticals - 1.13%
Abbott Laboratories	105	4,939

Railroads - 2.75%
Union Pacific Corporation	230	11,974

Restaurants - 3.98%
McDonald's Corporation	220	12,647
YUM! Brands, Inc.	140	4,667
		17,314
Semiconductors - 1.32%
Broadcom Corporation, Class A (B)	55	1,363
Microchip Technology Incorporated	195	4,398
		5,761
Soft Drinks - 2.17%
Coca-Cola Company (The)	65	3,119
PepsiCo, Inc.	115	6,321
		9,440
Specialized Finance - 0.37%
CME Group Inc.	5	1,618

Specialty Chemicals - 3.03%
Albemarle Corporation	256	6,556
Ecolab Inc.	170	6,628
		13,184
Systems Software - 5.46%
Microsoft Corporation (A)	1,000	23,770

Tobacco - 2.95%
Altria Group, Inc.	180	2,950
Lorillard, Inc. (A)	75	5,083
Philip Morris International Inc.	110	4,798
		12,831

TOTAL COMMON STOCKS - 90.52%		$393,992

(Cost: $454,128)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 8.52%
American Honda Finance Corp.,
0.410%, 7-9-09	$4,000	4,000
Clorox Co.,
0.500%, 7-20-09	2,000	1,999
Colgate-Palmolive Company,
0.100%, 7-6-09	5,000	5,000
Hewlett-Packard Company,
0.120%, 7-1-09	11,569	11,569
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
Roche Holdings, Inc.,
0.190%, 7-9-09	5,000	5,000
Siemens Capital Corp.,
0.150%, 7-2-09	5,000	5,000
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
		37,068

Master Note - 0.86%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (C)	3,747	3,747

TOTAL SHORT-TERM SECURITIES - 9.38%		$40,815

(Cost: $40,815)

TOTAL INVESTMENT SECURITIES - 99.90%		$434,807

(Cost: $494,943)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		420

NET ASSETS - 100.00%		$435,227

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$393,992	$––	$––
Short-Term Securities	––	40,815	––

	393,992	40,815	––
Other Financial Instruments+	(117)	––	––

Total	$393,875	$40,815	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A) Securities serve as cover or collateral for the following written options outstanding at June 30, 2009:

Underlying Security	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

CME Group Inc.	--*	July 2009	$350.00	$4	$(1)
Coach, Inc.	--*	July 2009	30.00	23	(3)
Deere & Company	--*	July 2009	48.00	10	(1)
Goldman Sachs Group, Inc. (The)	--*	July 2009	165.00	3	(1)
Google Inc., Class A	--*	July 2009	460.00	16	(10)
Lorillard, Inc.	--*	July 2009	75.00	5	--*
Occidental Petroleum Corporation	--*	August 2009	75.00	4	(3)
Smith International, Inc.	--*	July 2009	35.00	9	--*
Transocean Inc.	--*	July 2009	95.00	13	(1)

				$87	$(20)

Underlying Security	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

American Express Company	--*	July 2009	$20.00	$7	$(2)
Apple Inc.	--*	August 2009	105.00	20	(9)
Deere & Company	--*	July 2009	38.00	20	(27)
Lorillard, Inc.	--*	July 2009	60.00	4	--*
Occidental Petroleum Corporation	--*	August 2009	50.00	3	(1)
Visa Inc., Class A	--*	July 2009	60.00	12	(20)
Wynn Resorts, Limited	--*	July 2009	30.00	25	(11)
	--*	July 2009	33.00	19	(11)
XTO Energy Inc.:	--*	July 2009	37.00	6	(16)

				$116	$(97)

*Not shown due to rounding.

(B) No dividends were paid during the preceding 12 months.

(C) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.80%
Omnicom Group Inc.	96	$3,022

Aerospace & Defense - 1.12%
Lockheed Martin Corporation	23	1,879

Application Software - 2.64%
SAP Aktiengesellschaft, ADR	110	4,433

Biotechnology - 2.91%
Amgen Inc. (A)	92	4,886

Brewers - 2.56%
Molson Coors Brewing Company, Class B	102	4,296

Communications Equipment - 6.98%
Juniper Networks, Inc. (A)	117	2,759
QUALCOMM Incorporated	145	6,562
Telefonaktiebolaget LM Ericsson, ADR	245	2,400
		11,721
Computer Hardware - 6.49%
Apple Inc. (A)	27	3,831
Hewlett-Packard Company	183	7,081
		10,912
Construction & Farm Machinery & Heavy Trucks - 0.79%
PACCAR Inc	41	1,320

Consumer Finance - 3.23%
American Express Company	56	1,299
Capital One Financial Corporation	189	4,136
		5,435
Data Processing & Outsourced Services - 0.25%
Visa Inc., Class A	7	417

Department Stores - 4.38%
Kohl's Corporation (A)	51	2,193
Macy's Inc.	298	3,508
Nordstrom, Inc.	83	1,651
		7,352
Diversified Banks - 2.75%
Wells Fargo & Company	190	4,614

Diversified Chemicals - 1.01%
PPG Industries, Inc.	39	1,695

Fertilizers & Agricultural Chemicals - 0.84%
Monsanto Company	19	1,405

General Merchandise Stores - 1.64%
Target Corporation	70	2,751

Health Care Equipment - 3.25%
Baxter International Inc.	73	3,866
Stryker Corporation	40	1,598
		5,464
Home Improvement Retail - 1.80%
Home Depot, Inc. (The)	128	3,032

Hypermarkets & Super Centers - 3.35%
Costco Wholesale Corporation	95	4,341
Wal-Mart Stores, Inc.	27	1,284
		5,625
Industrial Gases - 3.96%
Air Products and Chemicals, Inc.	53	3,414
Praxair, Inc.	46	3,255
		6,669
Industrial Machinery - 1.87%
Parker Hannifin Corporation	73	3,136

Integrated Oil & Gas - 2.53%
Exxon Mobil Corporation	25	1,739
Suncor Energy Inc.	83	2,512
		4,251
Integrated Telecommunication Services - 0.52%
AT&T Inc.	35	877

Internet Retail - 0.87%
Amazon.com, Inc. (A)	18	1,464

Investment Banking & Brokerage - 2.44%
Charles Schwab Corporation (The)	234	4,097

Oil & Gas Equipment & Services - 4.98%
Schlumberger Limited	28	1,535
Smith International, Inc.	73	1,890
Weatherford International Ltd. (A)	253	4,944
		8,369
Oil & Gas Exploration & Production - 4.84%
Noble Energy, Inc.	43	2,542
XTO Energy Inc.	146	5,583
		8,125
Other Diversified Financial Services - 5.69%
Bank of America Corporation	367	4,850
JPMorgan Chase & Co.	138	4,711
		9,561
Pharmaceuticals - 1.07%
Teva Pharmaceutical Industries Limited, ADR	37	1,801

Railroads - 3.42%
Union Pacific Corporation	111	5,758

Semiconductor Equipment - 2.13%
Applied Materials, Inc.	327	3,583

Semiconductors - 2.40%
Microchip Technology Incorporated	179	4,036

Soft Drinks - 3.08%
Coca-Cola Company (The)	108	5,183

Specialized Finance - 3.22%
CME Group Inc.	12	3,764
IntercontinentalExchange, Inc. (A)	14	1,645
		5,409
Tobacco - 5.30%
Lorillard, Inc.	90	6,100
Philip Morris International Inc.	64	2,805
		8,905

TOTAL COMMON STOCKS - 96.11%		$161,483

(Cost: $153,931)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.98%
Roche Holdings, Inc.,
0.190%, 7-9-09	$3,000	3,000
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-24-09	2,000	2,000
		5,000
Master Note - 1.63%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	2,743	2,743

TOTAL SHORT-TERM SECURITIES - 4.61%		$7,743

(Cost: $7,743)

TOTAL INVESTMENT SECURITIES - 100.72%		$169,226

(Cost: $161,674)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.72%)		(1,208)

NET ASSETS - 100.00%		$168,018

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$161,483	$ ––	$ ––
Short-Term Securities	––	7,743	––

	161,483	7,743	––
Other Financial Instruments+	––	––	––

Total	$161,483	$7,743	$ ––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Energy Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.26%
Arch Coal, Inc.	18	$281
Cameco Corporation	12	311
CONSOL Energy Inc.	10	345
Foundation Coal Holdings, Inc.	11	320
Peabody Energy Corporation	19	571
		1,828
Construction & Engineering - 4.11%
Fluor Corporation	33	1,679
Jacobs Engineering Group Inc. (A)	15	629
		2,308
Construction & Farm Machinery & Heavy Trucks - 1.11%
Bucyrus International, Inc., Class A	22	623

Diversified Metals & Mining - 0.58%
BHP Billiton Limited, ADR	6	326

Electric Utilities - 3.21%
Entergy Corporation	13	978
Exelon Corporation	16	821
		1,799
Electrical Components & Equipment - 1.87%
Energy Conversion Devices, Inc. (A)	12	164
First Solar, Inc. (A)	5	884
		1,048
Integrated Oil & Gas - 16.76%
BP p.l.c., ADR	25	1,179
ConocoPhillips	20	820
Exxon Mobil Corporation	29	2,030
Hess Corporation	16	859
Marathon Oil Corporation	19	583
Occidental Petroleum Corporation	25	1,644
Petroleo Brasileiro S.A. - Petrobras, ADR	32	1,320
Suncor Energy Inc.	32	965
		9,400
Oil & Gas Drilling - 6.26%
ENSCO International Incorporated	15	531
Helmerich & Payne, Inc.	44	1,347
Nabors Industries Ltd. (A)	53	830
Transocean Inc. (A)	11	802
		3,510
Oil & Gas Equipment & Services - 22.77%
Baker Hughes Incorporated	16	590
BJ Services Company	55	752
Cameron International Corporation (A)	45	1,279
FMC Technologies, Inc. (A)	21	789
Halliburton Company	65	1,347
NATCO Group Inc., Class A (A)	20	673
National Oilwell Varco, Inc. (A)	58	1,902
Schlumberger Limited	36	1,956
Smith International, Inc.	33	861
Technip SA, ADR	8	372
Tenaris S.A., ADR	25	669
Weatherford International Ltd. (A)	81	1,583
		12,773
Oil & Gas Exploration & Production - 23.70%
Anadarko Petroleum Corporation	17	755
Apache Corporation	20	1,421
Cabot Oil & Gas Corporation	9	274
CNOOC Limited, ADR	5	615
Continental Resources, Inc. (A)	44	1,215
Devon Energy Corporation	19	1,061
EOG Resources, Inc.	17	1,165
Newfield Exploration Company (A)	34	1,125
Noble Energy, Inc.	22	1,281
Southwestern Energy Company (A)	66	2,583
Ultra Petroleum Corp. (A)	16	638
XTO Energy Inc.	30	1,159
		13,292
Oil & Gas Refining & Marketing - 1.20%
Clean Energy Fuels Corp. (A)	39	332
Valero Energy Corporation	20	342
		674
Oil & Gas Storage & Transportation - 4.01%
El Paso Corporation	67	621
El Paso Pipeline Partners, L.P.	36	627
Enbridge Inc.	29	1,003
		2,251
Semiconductor Equipment - 1.23%
Applied Materials, Inc.	63	691

TOTAL COMMON STOCKS - 90.07%		$50,523

(Cost: $44,059)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 6.36%
Baxter International Inc.,
0.300%, 7-9-09	$1,500	1,500
John Deere Capital Corporation,
0.130%, 7-1-09	1,070	1,070
Unilever Capital Corporation,
0.100%, 7-9-09	1,000	1,000
		3,570
Master Note - 3.44%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	1,928	1,928

TOTAL SHORT-TERM SECURITIES - 9.80%		$5,498

(Cost: $5,498)

TOTAL INVESTMENT SECURITIES - 99.87%		$56,021

(Cost: $49,557)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.13%		70

NET ASSETS - 100.00%		$56,091

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$50,523	$––	$––
Short-Term Securities	––	5,498	––

	50,523	5,498	––
Other Financial Instruments+	––	––	––

Total	$50,523	$5,498	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy High Income Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming - 0.01%
Pinnacle Entertainment, Inc. (A)	7		$65

Commodity Chemicals - 0.00%
Innophos Holdings, Inc.	2		29

Data Processing & Outsourced Services - 0.03%
Global Cash Access, Inc. (A)	28		223

Oil & Gas Storage & Transportation - 0.06%
Inergy, L.P.	15		382

TOTAL COMMON STOCKS - 0.10%			$699

(Cost: $747)

PREFERRED STOCKS - 0.02%

Finance - 0.02%
Preferred Blocker Inc. (A)(B)	––	*	$130
(Cost: $--)

CORPORATE DEBT SECURITIES	Principal

Apparel, Accessories & Luxury Goods - 0.55%
Oxford Industries, Inc.:
8.875%, 6-1-11	$225	225
11.375%, 7-15-15 (C)	2,650	2,624
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	1,088
		3,937
Automobile Manufacturers - 0.04%
UCI Holdco, Inc.,
8.624%, 12-15-13 (D)	1,317	281

Automotive Retail - 1.24%
AutoNation, Inc.:
3.131%, 4-15-13 (D)	1,000	881
7.000%, 4-15-14	2,500	2,406
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,850	2,408
Group 1 Automotive, Inc., Convertible,
2.250%, 6-15-16	5,100	3,271
		8,966
Banking - 0.88%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (D)	7,250	6,344

Broadband - 0.24%
Qwest Capital Funding, Inc.,
7.250%, 2-15-11	1,750	1,698

Building Products - 1.23%
CPG International I Inc.,
10.500%, 7-1-13	500	280
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	200	187
Nortek, Inc.,
10.000%, 12-1-13	618	496
Ply Gem Industries, Inc.,
11.750%, 6-15-13	12,250	7,901
		8,864
Cable & Satellite - 0.87%
CSC Holdings, Inc.,
6.750%, 4-15-12	5,000	4,825
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	1,500	1,459
		6,284
Capital Goods - 0.35%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14 (C)	2,082	1,780
9.500%, 8-1-14	850	727
		2,507
Casinos & Gaming - 6.73%
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (C)	10,675	10,889
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	1,500	600
MGM MIRAGE:
6.750%, 9-1-12	1,500	1,065
10.375%, 5-15-14 (C)	2,725	2,827
7.625%, 1-15-17	2,500	1,619
11.125%, 11-15-17 (C)	6,150	6,519
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	3,195	3,179
8.750%, 10-1-13	1,000	1,005
7.500%, 6-15-15	7,000	5,985
Scientific Games Corporation,
9.250%, 6-15-19 (B)	12,625	12,624
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
6.625%, 12-1-14	2,500	2,200
		48,512
Chemicals - 1.19%
Nalco Company:
7.750%, 11-15-11	715	715
8.875%, 11-15-13	6,750	6,885
8.250%, 5-15-17 (C)	1,000	1,005
		8,605
Commercial Printing - 0.53%
Corrections Corporation of America,
7.750%, 6-1-17	3,850	3,792

Construction Business - 0.94%
K. Hovnanian Enterprises, Inc.,
11.500%, 5-1-13	2,500	2,163
KB Home,
6.375%, 8-15-11	4,750	4,583
		6,746
Consumer Finance - 1.56%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	7,350	6,725
Ford Motor Credit Company:
9.750%, 9-15-10	2,000	1,916
8.000%, 12-15-16	1,500	1,147
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,622	1,500
		11,288
Consumer Products - 1.63%
Visant Holding Corp.:
8.750%, 12-1-13	7,025	6,902
10.250%, 12-1-13	4,925	4,888
		11,790
Containers - 2.17%
BWAY Corporation,
10.000%, 4-15-14 (C)	2,000	1,995
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	3,500	3,378
9.875%, 10-15-14	2,500	2,325
Owens-Brockway Glass Container Inc.,
8.250%, 5-15-13	8,000	8,040
		15,738
Data Processing & Outsourced Services - 0.26%
Euronet Worldwide, Inc., Convertible,
3.500%, 10-15-25	1,000	874
Lender Processing Services, Inc.,
8.125%, 7-1-16	1,000	980
		1,854
Diversified Banks - 0.20%
FCE Bank plc,
7.875%, 2-15-11 (G)	GBP1,000	1,440

Diversified Support Services - 0.41%
Iron Mountain Incorporated,
8.625%, 4-1-13	$3,000	2,993

Diversified Telecom - 0.07%
Qwest Corporation,
8.375%, 5-1-16 (C)	500	483

Electronic Manufacturing Services - 2.81%
Tyco Electronics Ltd.:
6.550%, 10-1-17	20,575	18,679
7.125%, 10-1-37	2,000	1,619
		20,298
Energy - 1.67%
Calpine Construction Finance Company, L.P.,
8.000%, 6-1-16 (C)	11,500	11,010
TXU Corp.,
6.550%, 11-15-34	2,250	1,081
		12,091
Environmental & Facilities Services - 0.62%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	750	763
Allied Waste Industries, Inc., Convertible,
4.250%, 4-15-34	2,250	2,182
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,508
		4,453
Fertilizers & Agricultural Chemicals - 0.48%
Mosaic Company (The),
7.625%, 12-1-16 (C)	3,400	3,447

Finance - 1.87%
GMAC LLC:
5.750%, 9-27-10 (C)	5,200	4,732
6.875%, 9-15-11 (B)	1,424	1,246
Harley-Davidson Funding Corp.,
6.800%, 6-15-18 (C)	8,625	7,483
		13,461
General Merchandise Stores - 2.34%
Dollar General Corporation:
10.625%, 7-15-15	3,000	3,240
11.875%, 7-15-17	12,650	13,662
		16,902
Health Care Equipment - 0.71%
Biomet, Inc.,
11.625%, 10-15-17	3,500	3,430
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	2,250	1,699
		5,129
Health Care Facilities - 4.20%
HCA - The Healthcare Company,
8.750%, 9-1-10	2,250	2,256
HCA Inc.:
6.250%, 2-15-13	1,750	1,531
6.750%, 7-15-13	2,750	2,420
6.375%, 1-15-15	2,000	1,625
9.625%, 11-15-16	4,207	4,093
9.875%, 2-15-17 (C)	500	505
8.500%, 4-15-19 (C)	4,750	4,655
HealthSouth Corporation,
7.218%, 6-15-14 (D)	14,445	13,180
		30,265
Health Care Facilities / Supplies - 3.12%
Apria Healthcare Group Inc.,
11.250%, 11-1-14 (C)	1,750	1,689
Bio-Rad Laboratories, Inc.,
8.000%, 9-15-16 (C)	1,500	1,485
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	3,150	2,756
11.750%, 11-15-14	3,250	2,356
Rural/Metro Corporation,
0.000%, 3-15-16 (E)	320	227
US Oncology Holdings, Inc.,
9.125%, 8-15-17 (C)	7,000	6,948
US Oncology, Inc.:
9.000%, 8-15-12	2,000	2,045
10.750%, 8-15-14	5,075	5,024
		22,530
Hotels, Resorts & Cruise Lines - 2.95%
Gaylord Entertainment Company:
8.000%, 11-15-13	5,250	4,476
6.750%, 11-15-14	8,500	6,354
Royal Caribbean Cruises Ltd.,
7.500%, 10-15-27	850	570
Starwood Hotels & Resorts Worldwide, Inc.:
7.875%, 5-1-12	3,325	3,059
6.750%, 5-15-18	8,000	6,859
		21,318
Household Products - 0.19%
Sealy Mattress Company,
8.250%, 6-15-14	500	411
Simmons Bedding Company,
7.875%, 1-15-14 (F)	1,000	555
Simmons Company,
0.000%, 12-15-14 (E)	2,955	414
		1,380
Independent Finance - 0.21%
American General Finance Corporation,
6.900%, 12-15-17	2,850	1,543

Independent Power Producers & Energy Traders - 0.07%
Sonat Inc.,
7.625%, 7-15-11	500	490

Industrial - Other - 0.95%
General Electric Company,
5.000%, 2-1-13	1,000	1,041
TEGSA,
6.000%, 10-1-12	1,750	1,719
Tyco Electronics Group S.A.,
5.950%, 1-15-14	4,400	4,110
		6,870
IT Consulting & Other Services - 0.81%
SunGard Data Systems Inc.,
10.625%, 5-15-15 (C)	6,000	5,880

Leisure - 2.32%
Regal Cinemas Corporation,
9.375%, 2-1-12	2,000	1,938
Speedway Motorsports, Inc.:
6.750%, 6-1-13	2,900	2,784
8.750%, 6-1-16 (C)	4,950	5,012
Wallace Theater Holdings Inc.,
12.500%, 6-15-13 (C)(D)	7,250	6,996
		16,730
Machinery - 1.25%
Terex Corporation:
10.875%, 6-1-16	7,850	7,850
8.000%, 11-15-17	1,500	1,153
		9,003
Metals / Mining - 1.41%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (C)	3,850	3,816
Teck Resources Limited:
9.750%, 5-15-14 (C)	1,515	1,568
10.250%, 5-15-16 (C)	2,270	2,378
10.750%, 5-15-19 (C)	2,270	2,440
		10,202
Office Electronics - 0.99%
Xerox Corporation:
7.125%, 6-15-10	850	878
6.875%, 8-15-11	922	954
6.400%, 3-15-16	1,000	920
7.200%, 4-1-16	2,000	1,880
6.750%, 2-1-17	2,750	2,502
		7,134
Office Services & Supplies - 1.04%
Interface, Inc.:
11.375%, 11-1-13 (C)	5,250	5,434
9.500%, 2-1-14	2,270	2,088
		7,522
Oil & Gas Exploration & Production - 0.91%
Bill Barrett Corporation,
9.875%, 7-15-16	3,725	3,545
Petrohawk Energy Corporation,
9.125%, 7-15-13	3,000	2,985
		6,530
Oil & Gas Storage & Transportation - 0.27%
Inergy, L.P.,
8.750%, 3-1-15 (C)	2,000	1,955

Oil Refining & Marketing - 0.16%
Quicksilver Resources Inc.,
11.750%, 1-1-16	1,100	1,139

Packaged Foods & Meats - 3.55%
Central Garden & Pet Company,
9.125%, 2-1-13	26,795	25,622

Paper Packaging - 1.57%
Sealed Air Corporation:
7.875%, 6-15-17 (C)	3,250	3,221
6.875%, 7-15-33 (C)	2,750	2,068
Sealed Air Corporation, Convertible,
3.000%, 6-30-33 (B)	6,000	6,007
		11,296
Paper Products - 1.29%
Buckeye Technologies Inc.:
8.000%, 10-15-10	5,750	5,635
8.500%, 10-1-13	3,940	3,664
		9,299
Publishing - 0.92%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16 (C)	2,200	2,140
0.000%, 8-1-16 (E)	7,000	4,497
		6,637
Railroads - 1.28%
Kansas City Southern de Mexico, S.A. de C.V.,
12.500%, 4-1-16 (C)	4,500	4,568
RailAmerica Inc.,
9.250%, 7-1-17 (C)	4,850	4,680
		9,248
Restaurants - 0.47%
NPC International, Inc.,
9.500%, 5-1-14	3,750	3,413

Retail Stores - 4.60%
Federated Department Stores, Inc.,
6.790%, 7-15-27	330	228
Federated Retail Holdings, Inc.:
5.350%, 3-15-12	2,250	2,048
5.900%, 12-1-16	3,000	2,444
6.375%, 3-15-37	2,450	1,664
Jostens IH Corp.,
7.625%, 10-1-12	3,500	3,491
Limited Brands, Inc.:
6.900%, 7-15-17	2,000	1,731
8.500%, 6-15-19 (C)	1,100	1,054
May Department Stores Company (The):
5.750%, 7-15-14	230	196
7.450%, 10-15-16	450	381
6.900%, 1-15-32	1,695	1,111
Michaels Stores, Inc.,
11.375%, 11-1-16	1,350	884
Neiman Marcus Group, Inc. (The):
9.000%, 10-15-15	5,399	3,041
10.375%, 10-15-15	1,000	585
Sally Holdings LLC and Sally Capital Inc.,
10.500%, 11-15-16	6,191	6,129
Sonic Automotive, Inc.,
8.625%, 8-15-13	6,450	4,515
Sonic Automotive, Inc., Convertible,
4.250%, 11-30-15 (H)	2,500	2,159
Toys "R" Us, Inc.,
7.875%, 4-15-13	1,850	1,545
		33,206
Secondary Oil & Gas Producers - 0.17%
EXCO Resources, Inc.,
7.250%, 1-15-11	1,250	1,213

Semiconductors - 0.15%
Freescale Semiconductor, Inc.:
4.504%, 12-15-14 (D)	1,000	380
10.125%, 12-15-16	2,000	680
		1,060
Service - Other - 6.34%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	8,500	8,245
10.250%, 6-1-16	13,950	13,636
Expedia, Inc.,
8.500%, 7-1-16 (C)	2,435	2,338
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17 (C)	2,800	2,821
KAR Holdings, Inc.,
8.750%, 5-1-14	5,625	4,823
Laureate Education, Inc.:
10.000%, 8-15-15 (C)	9,000	7,560
11.000%, 8-15-15 (C)	1,085	769
11.750%, 8-15-17 (C)	1,500	1,185
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	1,435	890
West Corporation:
9.500%, 10-15-14	175	153
11.000%, 10-15-16	4,020	3,357
		45,777
Technology - 1.49%
L-3 Communications Corporation:
6.125%, 7-15-13	4,325	4,076
6.125%, 1-15-14	2,070	1,925
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (C)	2,350	2,256
Xerox Capital Trust I,
8.000%, 2-1-27	3,250	2,470
		10,727
Telecommunications - 0.29%
CCH II, LLC and CCH II Capital Corp.,
10.250%, 9-15-10 (F)	2,000	2,110

Textiles / Apparel / Shoes - 0.84%
Mohawk Industries, Inc.,
6.625%, 1-15-16	6,825	6,066

Utilities - 1.12%
AES Corporation (The):
9.375%, 9-15-10	2,000	2,020
9.750%, 4-15-16 (C)	6,000	6,075
		8,095
Wireless Telecommunication Service - 1.77%
Centennial Communications Corp.,
6.958%, 1-1-13 (D)	1,750	1,741
Cricket Communications, Inc.:
9.375%, 11-1-14	1,750	1,724
7.750%, 5-15-16 (C)	5,725	5,510
MetroPCS Communications, Inc.,
9.250%, 11-1-14 (C)	500	495
Nextel Communications, Inc.,
7.375%, 8-1-15	3,500	2,791
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	500	495
		12,756

TOTAL CORPORATE DEBT SECURITIES - 78.29%		$564,919

(Cost: $543,128)

SENIOR LOANS

Broadcast / Outdoor - 0.16%
High Plains Broadcasting Operating Company, LLC,
7.250%, 9-14-16 (D)	1,669	1,147

Cable & Satellite - 0.60%
Newport Television LLC:
7.250%, 9-14-16 (D)	4,183	2,877
7.250%, 9-14-16 (D)	2,121	1,458
		4,335
Casinos & Gaming - 0.39%
Las Vegas Sands, LLC:
2.060%, 5-23-14 (D)	3,294	2,317
2.060%, 5-23-14 (D)	666	468
		2,785
Consumer Finance - 0.23%
Venetian Macau Limited:
2.850%, 5-25-13 (D)	1,630	1,378
2.850%, 5-25-13 (D)	365	309
		1,687
Consumer Products - 0.48%
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (D)	3,437	3,449

Diversified Chemicals - 0.63%
Solutia Inc.,
7.250%, 2-28-14 (D)	4,945	4,553

Energy - 0.36%
Calpine Corporation,
3.475%, 3-29-14 (D)	2,964	2,620

Health Care Facilities - 0.35%
CHS/Community Health Systems, Inc.:
2.560%, 7-25-14 (D)	133	120
2.560%, 7-25-14 (D)	95	86
2.924%, 7-25-14 (D)	1,735	1,559
HCA Inc.,
2.848%, 11-16-13 (D)	854	770
		2,535
Household Products - 0.40%
THL Bedding Holding Company,
10.500%, 12-19-11 (D)	3,187	2,884

Retail / Food & Drug - 0.96%
Rite Aid Corporation,
9.500%, 6-5-15 (D)	7,000	6,960

Retail Stores - 0.21%
Neiman Marcus Group, Inc. (The):
2.318%, 4-6-13 (D)	769	585
2.629%, 4-6-13 (D)	1,231	935
		1,520
Service - Other - 1.53%
iPayment, Inc.:
2.315%, 5-10-13 (D)	1,636	1,202
2.318%, 5-10-13 (D)	2,636	1,938
2.598%, 5-10-13 (D)	5,349	3,931
Kar Holdings, Inc.:
2.560%, 4-20-13 (D)	2,403	2,118
2.560%, 4-20-13 (D)	2,097	1,848
		11,037
Technology - 0.28%
Palm Inc.,
3.810%, 4-24-14 (D)	2,722	1,987

Telecommunications - 1.21%
Charter Communications Operating LLC,
6.250%, 3-6-14 (D)	5,970	5,355
Univision Communications Inc.,
2.569%, 9-29-14 (D)	4,500	3,360
		8,715
Utilities - 0.96%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.810%, 10-10-14 (D)	17	12
3.821%, 10-10-14 (D)	2,196	1,568
3.821%, 10-10-14 (D)	1,967	1,402
Texas Competitive Electric Holding Company, LLC:
3.810%, 10-10-14 (D)	28	20
3.810%, 10-10-14 (D)	15	11
3.821%, 10-10-14 (D)	5,444	3,885
		6,898

TOTAL SENIOR LOANS - 8.75%		$63,112

(Cost: $57,566)

SHORT-TERM SECURITIES

Commercial Paper - 11.74%
American Honda Finance Corp.,
0.300%, 7-21-09	7,000	6,999
Clorox Co.:
0.500%, 7-13-09	5,000	4,999
0.500%, 7-17-09	6,900	6,898
0.500%, 7-20-09	8,000	7,998
Corporacion Andina de Fomento,
0.320%, 8-17-09	5,000	4,998
General Mills, Inc.:
0.400%, 7-15-09	6,000	5,999
0.480%, 8-3-09	5,000	4,998
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.600%, 7-14-09	9,800	9,798
Kellogg Co.:
0.400%, 7-2-09	16,000	15,999
0.400%, 7-10-09	5,000	5,000
Kraft Foods Inc.,
0.290%, 7-10-09	6,000	6,000
Verizon Communications Inc.,
0.360%, 7-14-09	5,000	4,999
		84,685
Master Note - 0.02%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	124	124

United States Government Agency Obligations - 0.27%
Federal Home Loan Mortgage Corporation,
0.020%, 7-1-09	1,961	1,961

TOTAL SHORT-TERM SECURITIES - 12.03%		$86,770

(Cost: $86,770)

TOTAL INVESTMENT SECURITIES - 99.19%		$715,630

(Cost: $688,211)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.81%		5,850

NET ASSETS - 100.00%		$721,480

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$699	$––	$––
Preferred Stocks	––	130	––
Corporate Debt Securities	––	562,295	2,624
Senior Loans	––	47,675	15,437
Short-Term Securities	––	86,770	––

	699	696,870	18,061
Other Financial Instruments+	––	177	––

Total	$699	$697,047	$18,061

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans

Beginning Balance 4-1-09	$––	$8,334
Net realized gain (loss)	––	(248)
Net unrealized appreciation (depreciation)	44	2,783
Net purchases (sales)	2,580	210
Transfers in and/or (out) of Level 3 during the period	––	4,358

Ending Balance 6-30-09	$2,624	$15,437

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$44	$3,617

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	British Pound	39	8-17-09	$7	$––
Sell	British Pound	39	2-16-10	7	––
Sell	British Pound	40	8-16-10	6	––
Sell	British Pound	1,040	2-15-11	157	––

				$177	$––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $20,007 or 2.77% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $152,295 or 21.11% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(E)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (GBP - British Pound).

(H)This security currently pays the stated rate but this rate will increase in the future.

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.86%
Lockheed Martin Corporation	178	$14,331
United Technologies Corporation	118	6,147
		20,478
Asset Management & Custody Banks - 2.28%
BlackRock, Inc., Class A	44	7,631
T. Rowe Price Group, Inc.	208	8,653
		16,284
Automotive Retail - 2.01%
AutoZone, Inc. (A)	40	5,999
O'Reilly Automotive, Inc. (A)	220	8,366
		14,365
Biotechnology - 5.51%
Genzyme Corporation (A)	64	3,557
Gilead Sciences, Inc. (A)	764	35,800
		39,357
Casinos & Gaming - 0.38%
Wynn Resorts, Limited (A)	76	2,693

Communications Equipment - 11.95%
Cisco Systems, Inc. (A)	1,267	23,625
QUALCOMM Incorporated	1,010	45,628
Research In Motion Limited (A)	227	16,100
		85,353
Computer Hardware - 10.01%
Apple Inc. (A)	265	37,787
Hewlett-Packard Company	873	33,726
		71,513
Construction & Farm Machinery & Heavy Trucks - 1.17%
Deere & Company	209	8,346

Data Processing & Outsourced Services - 4.17%
MasterCard Incorporated, Class A	43	7,161
Visa Inc., Class A	364	22,675
		29,836
Department Stores - 2.72%
Kohl's Corporation (A)	454	19,409

Electrical Components & Equipment - 1.38%
Emerson Electric Co.	304	9,837

Fertilizers & Agricultural Chemicals - 2.37%
Monsanto Company	228	16,950

General Merchandise Stores - 0.68%
Target Corporation	122	4,831

Health Care Equipment - 2.75%
Baxter International Inc.	371	19,643

Home Entertainment Software - 0.70%
Activision Blizzard, Inc. (A)	399	5,036

Home Improvement Retail - 3.59%
Home Depot, Inc. (The)	847	20,021
Lowe's Companies, Inc.	290	5,633
		25,654
Household Products - 4.82%
Colgate-Palmolive Company	487	34,465

Hypermarkets & Super Centers - 3.68%
Costco Wholesale Corporation	112	5,132
Wal-Mart Stores, Inc.	437	21,178
		26,310
Industrial Gases - 2.49%
Praxair, Inc.	250	17,796

Internet Software & Services - 4.68%
Google Inc., Class A (A)	79	33,432

Investment Banking & Brokerage - 0.37%
Charles Schwab Corporation (The)	152	2,668

Life Sciences Tools & Services - 0.81%
Thermo Fisher Scientific Inc. (A)	143	5,822

Oil & Gas Equipment & Services - 5.57%
Schlumberger Limited	440	23,781
Smith International, Inc.	130	3,346
Weatherford International Ltd. (A)	650	12,712
		39,839
Other Diversified Financial Services - 3.81%
JPMorgan Chase & Co.	798	27,220

Pharmaceuticals - 3.36%
Abbott Laboratories	511	24,034

Restaurants - 5.07%
McDonald's Corporation	438	25,153
YUM! Brands, Inc.	336	11,192
		36,345
Semiconductors - 3.74%
Microchip Technology Incorporated	1,184	26,708

Soft Drinks - 0.91%
Coca-Cola Company (The)	136	6,507

Specialized Finance - 3.10%
CME Group Inc.	71	22,164

Specialty Chemicals - 1.03%
Ecolab Inc.	189	7,357

TOTAL COMMON STOCKS - 97.97%		$700,252

(Cost: $675,061)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.66%
Colgate-Palmolive Company,
0.100%, 7-6-09	$2,000	2,000
John Deere Capital Corporation,
0.130%, 7-1-09	653	653
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
McCormick & Co. Inc.,
0.250%, 7-1-09	2,500	2,500
Straight-A Funding LLC (Federal Financing Bank),
0.260%, 7-24-09	4,755	4,754
		11,907
Master Note - 0.12%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	851	851

TOTAL SHORT-TERM SECURITIES - 1.78%		$12,758

(Cost: $12,758)

TOTAL INVESTMENT SECURITIES - 99.75%		$713,010

(Cost: $687,819)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%		1,775

NET ASSETS - 100.00%		$714,785

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$700,252	$––	$––
Short-Term Securities	––	12,758	––

	700,252	12,758	––
Other Financial Instruments+	––	––	––

Total	$700,252	$12,758	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Airlines - 0.90%
Southwest Airlines Co.,
6.500%, 3-1-12	$5,000	$5,182

Banking - 3.95%
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	6,000	6,172
JPMorgan Chase & Co.:
4.600%, 1-17-11	1,225	1,261
5.375%, 10-1-12	2,000	2,095
4.650%, 6-1-14	5,000	4,989
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	6,000	6,225
State Street Corporation,
4.300%, 5-30-14	2,000	1,978
		22,720
Beverage / Bottling - 1.37%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	5,500	5,552
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,282
		7,834
Biotechnology - 0.44%
Amgen Inc.,
4.000%, 11-18-09	2,500	2,534

Cable & Satellite - 0.18%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	1,005

Chemicals - 0.90%
Dow Chemical Company (The),
7.600%, 5-15-14	5,000	5,152

Communications Equipment - 0.92%
Cisco Systems, Inc.,
5.250%, 2-22-11	5,000	5,272

Computer Hardware - 1.58%
Dell Inc.,
3.375%, 6-15-12	2,000	2,036
Electronic Data Systems Corporation,
7.125%, 10-15-09	2,500	2,546
Hewlett-Packard Company,
6.500%, 7-1-12	1,500	1,651
International Business Machines Corporation,
6.500%, 10-15-13	2,500	2,796
		9,029
Conglomerate / Diversified Mfg - 0.55%
Honeywell International Inc.,
3.875%, 2-15-14	3,100	3,169

Construction & Farm Machinery & Heavy Trucks - 1.75%
Caterpillar Inc.:
7.250%, 9-15-09	2,500	2,528
7.000%, 12-15-13	2,000	2,208
John Deere Capital Corporation,
5.250%, 10-1-12	5,000	5,282
		10,018
Consumer Finance - 1.40%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (C)	6,000	5,965
Capital One Financial Corporation,
7.375%, 5-23-14	2,000	2,063
		8,028
Distillers & Vintners - 0.88%
Diageo Capital plc,
4.375%, 5-3-10	5,000	5,075

Diversified Banks - 0.27%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,487	1,546

Diversified Metals & Mining - 0.93%
BHP Billiton Finance (USA) Limited:
5.000%, 12-15-10	1,000	1,040
5.500%, 4-1-14	4,000	4,292
		5,332
Electric - 2.66%
NorthWestern Corporation,
5.875%, 11-1-14	2,000	2,035
Oncor Electric Delivery Company,
6.375%, 5-1-12	3,000	3,166
SCANA Corporation,
6.250%, 2-1-12	5,000	5,227
Southern Power Company,
6.250%, 7-15-12	4,500	4,817
		15,245
Environmental & Facilities Services - 0.78%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,375	4,452

Finance - Other - 2.67%
General Electric Capital Corporation:
1.259%, 4-10-12 (D)	1,000	935
5.250%, 10-19-12	550	566
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	6,000	6,189
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,250	2,354
Western Union Company (The),
6.500%, 2-26-14	5,000	5,339
		15,383
Food Processors - 2.06%
Cargill, Incorporated,
5.600%, 9-15-12 (B)	3,325	3,461
General Mills, Inc.,
6.000%, 2-15-12	5,000	5,382
Kellogg Company,
4.450%, 5-30-16	2,950	2,953
		11,796
Gas - Local Distribution - 1.58%
AGL Capital Corporation,
7.125%, 1-14-11	4,000	4,106
DCP Midstream, LLC,
9.700%, 12-1-13 (B)	4,500	4,962
		9,068
Gas Pipe Lines - 1.04%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (C)	6,000	5,988

Home Improvement Retail - 0.70%
Lowe's Companies, Inc.,
5.600%, 9-15-12	3,736	3,996

Hypermarkets & Super Centers - 0.89%
Wal-Mart Stores, Inc.:
4.550%, 5-1-13	3,000	3,145
3.000%, 2-3-14	2,000	1,974
		5,119
Industrial Machinery - 0.92%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (B)	5,000	5,257

Information / Data Technology - 0.07%
IBM International Group Capital LLC,
5.050%, 10-22-12	400	428

Integrated Oil & Gas - 1.89%
Chevron Corporation,
3.950%, 3-3-14	5,000	5,150
ConocoPhillips,
4.600%, 1-15-15	5,500	5,656
		10,806
Integrated Telecommunication Services - 0.47%
AT&T Inc.,
4.950%, 1-15-13	500	520
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	2,000	2,157
		2,677
Investment Banking & Brokerage - 2.09%
Goldman Sachs Group, Inc. (The),
6.875%, 1-15-11	3,500	3,700
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	8,000	8,300
		12,000
Life Insurance - 1.52%
MetLife Global Funding I,
5.125%, 6-10-14 (C)	3,500	3,474
MetLife, Inc.,
6.125%, 12-1-11	5,000	5,235
		8,709
Metals / Mining - 0.97%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	5,558

Multi-Utilities - 0.09%
Duke Energy Corporation,
6.250%, 1-15-12	500	538

Oil & Gas - 1.53%
Petro-Canada,
4.000%, 7-15-13	4,500	4,371
Western Oil Sands Inc.,
8.375%, 5-1-12	4,000	4,406
		8,777
Oilfield Machinery & Service - 0.91%
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,222

Other Diversified Financial Services - 1.08%
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	6,000	6,190

Packaged Foods & Meats - 0.96%
Kraft Foods, Inc.,
6.750%, 2-19-14	5,000	5,486

Pharmaceuticals - 4.80%
Abbott Laboratories:
3.750%, 3-15-11	2,000	2,068
5.600%, 5-15-11	500	534
Eli Lilly and Company,
4.200%, 3-6-14	5,775	5,949
Merck & Co., Inc.,
4.000%, 6-30-15	2,000	2,036
Novartis Capital Corporation,
4.125%, 2-10-14	2,000	2,059
Pfizer Inc.,
5.350%, 3-15-15	5,000	5,376
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	4,000	4,185
Wyeth,
5.500%, 2-1-14	5,000	5,353
		27,560
Property & Casualty Insurance - 1.82%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12 (B)	8,000	8,269
4.750%, 5-15-12	550	584
5.000%, 8-15-13	1,500	1,574
		10,427
Retail Stores - Food / Drug - 1.10%
Walgreen Co.,
4.875%, 8-1-13	6,000	6,369

Retail Stores - Other - 0.78%
Best Buy Co., Inc.,
6.750%, 7-15-13	4,300	4,452

Service - Other - 0.75%
Waste Management, Inc.,
6.375%, 3-11-15	4,175	4,328

Soft Drinks - 1.87%
Coca-Cola Company (The),
3.625%, 3-15-14	4,200	4,250
Coca-Cola Enterprises Inc.,
4.250%, 3-1-15	3,000	3,035
PepsiCo, Inc.,
3.750%, 3-1-14	3,400	3,470
		10,755
Systems Software - 0.96%
Microsoft Corporation,
2.950%, 6-1-14	5,575	5,537

Telecommunications - 1.66%
British Telecommunications plc,
5.150%, 1-15-13	1,000	997
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,027
Verizon New York Inc.,
6.875%, 4-1-12	4,250	4,506
		9,530
Trucking & Shipping - 1.18%
Federal Express Corporation,
9.650%, 6-15-12	6,005	6,745

TOTAL CORPORATE DEBT SECURITIES - 55.82%		$320,294

(Cost: $307,711)

MUNICIPAL BONDS - TAXABLE

Massachusetts - 1.07%
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 81,
7.700%, 6-1-32	5,950	6,146

Missouri - 0.09%
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A,
5.350%, 3-1-10	515	522

Nebraska - 1.12%
Nebraska Public Power District, General Revenue Bonds, 2008 Series A,
5.140%, 1-1-14	6,150	6,407

Rhode Island - 0.88%
Providence Health & Services Obligated Group, Direct Obligation Notes, Series 2009A,
5.050%, 10-1-14	5,000	5,078

TOTAL MUNICIPAL BONDS - TAXABLE - 3.16%		$18,153

(Cost: $17,914)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 10.55%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (B)	3,000	3,137
Federal Farm Credit Bank:
4.990%, 12-24-14	1,500	1,527
4.750%, 9-30-15	4,000	4,281
5.250%, 1-6-16	4,000	4,390
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,161
4.375%, 9-13-13	6,000	6,403
5.000%, 1-15-15	1,500	1,532
Federal Home Loan Mortgage Corporation:
4.500%, 7-6-10	5,000	5,195
3.125%, 10-25-10	2,500	2,578
Federal National Mortgage Association:
5.375%, 8-15-09	5,000	5,032
2.000%, 3-2-11	5,000	5,037
2.500%, 3-19-12	5,000	5,037
4.000%, 1-18-13	2,500	2,602
4.375%, 7-17-13	8,000	8,545
		60,457
Mortgage-Backed Obligations - 9.02%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.441%, 4-1-36 (D)	679	708
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.250%, 3-15-31	237	240
5.000%, 5-15-31	1,724	1,769
5.500%, 12-15-31	3,000	3,137
4.000%, 11-15-32	682	693
5.500%, 5-15-34	602	635
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (E)
5.000%, 6-15-24	521	11
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 4-1-18	697	717
4.500%, 10-1-20	4,683	4,855
5.500%, 3-1-22	678	711
6.000%, 11-1-36	2,537	2,654
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 9-25-18	1,500	1,568
5.500%, 7-15-32	5,000	5,219
5.500%, 10-25-32	1,000	1,031
5.000%, 12-15-34	5,000	5,204
Federal National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
5.500%, 11-25-36	1,407	181
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 11-1-17	375	393
5.000%, 3-1-18	592	620
4.500%, 6-1-19	463	479
4.500%, 8-1-19	730	756
5.000%, 12-1-19	422	440
5.500%, 11-1-22	1,385	1,459
5.000%, 5-1-28	2,035	2,085
5.000%, 6-25-32	3,250	3,366
5.500%, 2-1-33	770	799
6.500%, 11-1-37	2,379	2,529
6.000%, 7-1-38	5,348	5,597
5.500%, 1-25-39	756	778
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	1,700	1,753
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	644	679
4.000%, 9-15-18	776	796
		51,862

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 19.57%		$112,319

(Cost: $109,242)

UNITED STATES GOVERNMENT OBLIGATIONS - 15.91%

Treasury Obligations
United States Treasury Notes:
3.125%, 11-30-09	5,000	5,058
4.000%, 4-15-10	5,000	5,139
2.625%, 5-31-10	5,000	5,097
4.500%, 11-15-10	5,000	5,260
4.500%, 2-28-11	5,000	5,301
5.125%, 6-30-11	5,000	5,394
5.000%, 8-15-11	3,000	3,245
4.625%, 8-31-11	10,000	10,722
4.500%, 11-30-11	6,000	6,460
4.625%, 2-29-12	5,000	5,419
4.750%, 5-31-12	5,000	5,452
4.125%, 8-31-12	4,500	4,835
3.875%, 2-15-13	6,000	6,398
3.375%, 7-31-13	10,000	10,482
4.250%, 8-15-13	6,500	7,030
(Cost: $89,263)		$91,292

SHORT-TERM SECURITIES - 5.04%

Commercial Paper
Colgate-Palmolive Company,
0.100%, 7-6-09	2,300	2,300
General Mills, Inc.:
0.400%, 7-15-09	3,000	3,000
0.350%, 7-28-09	2,000	1,999
Kellogg Co.:
0.400%, 7-2-09	2,106	2,106
0.400%, 7-10-09	5,000	5,000
McCormick & Co. Inc.,
0.250%, 7-1-09	2,500	2,500
PACCAR Financial Corp.,
0.160%, 7-8-09	4,976	4,976
Roche Holdings, Inc.,
0.190%, 7-9-09	5,000	4,999
Straight-A Funding, LLC (Federal Financing Bank):
0.270%, 7-14-09	1,500	1,500
0.260%, 7-24-09	539	539
(Cost: $28,919)		$28,919

TOTAL INVESTMENT SECURITIES - 99.50%		$570,977

(Cost: $553,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.50%		2,864

NET ASSETS - 100.00%		$573,841

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$320,294	$––
Municipal Bonds	––	18,153	––
United States Government Agency Obligations	––	109,182	3,137
United States Government Obligations	––	91,292	––
Short-Term Securities	––	28,919	––

	––	567,840	3,137
Other Financial Instruments+	––	––	––

Total	$––	$567,840	$3,137

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations

Beginning Balance 4-1-09	$3,103
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	34
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 6-30-09	$3,137

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$ 34

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $37,177 or 6.48% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $15,427 or 2.69% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(E)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.86%
C.H. Robinson Worldwide, Inc.	49	$2,561
Expeditors International of Washington, Inc.	70	2,340
		4,901
Apparel Retail - 3.82%
J. Crew Group, Inc. (A)	100	2,707
Urban Outfitters, Inc. (A)	103	2,152
		4,859
Application Software - 2.34%
Solera Holdings, Inc. (A)	117	2,972

Auto Parts & Equipment - 0.52%
BorgWarner Inc.	19	659

Automotive Retail - 1.30%
Penske Automotive Group, Inc.	100	1,657

Brewers - 0.92%
Molson Coors Brewing Company, Class B	28	1,170

Catalog Retail - 1.62%
Coldwater Creek Inc. (A)	339	2,056

Computer Storage & Peripherals - 2.01%
NetApp, Inc. (A)	129	2,553

Consumer Finance - 1.45%
Discover Financial Services	180	1,845

Data Processing & Outsourced Services - 5.12%
Global Payments Inc.	95	3,553
Paychex, Inc.	117	2,960
		6,513
Department Stores - 3.69%
Kohl's Corporation (A)	50	2,127
Macy's Inc.	65	762
Nordstrom, Inc.	59	1,182
Saks Incorporated (A)	140	622
		4,693
Distillers & Vintners - 1.66%
Brown-Forman Corporation, Class B	49	2,111

Electrical Components & Equipment - 1.94%
Cooper Industries, Ltd., Class A	40	1,234
Hubbell Incorporated, Class B	39	1,239
		2,473
Food Retail - 1.90%
Whole Foods Market, Inc.	127	2,413

Gas Utilities - 1.79%
Equitable Resources, Inc.	65	2,281

Health Care Distributors - 2.30%
Henry Schein, Inc. (A)	61	2,923

Health Care Equipment - 5.73%
C. R. Bard, Inc.	16	1,180
Hologic, Inc. (A)	181	2,580
Hospira, Inc. (A)	76	2,909
Wright Medical Group, Inc. (A)	38	619
		7,288
Health Care Supplies - 2.17%
DENTSPLY International Inc.	90	2,761

Homefurnishing Retail - 0.95%
Bed Bath & Beyond Inc. (A)	39	1,210

Hotels, Resorts & Cruise Lines - 1.26%
Royal Caribbean Cruises Ltd.	95	1,284
Starwood Hotels & Resorts Worldwide, Inc.	14	314
		1,598
Industrial Machinery - 2.89%
Donaldson Company, Inc.	34	1,176
IDEX Corporation	102	2,497
		3,673
Internet Software & Services - 1.27%
DealerTrack Holdings, Inc. (A)	95	1,612

Investment Banking & Brokerage - 3.29%
Lazard Group LLC	46	1,246
TD Ameritrade Holding Corporation (A)	168	2,940
		4,186
Oil & Gas Equipment & Services - 3.40%
Dresser-Rand Group Inc. (A)	49	1,291
National Oilwell Varco, Inc. (A)	53	1,742
Smith International, Inc.	50	1,286
		4,319
Oil & Gas Exploration & Production - 2.80%
Noble Energy, Inc.	60	3,565

Packaged Foods & Meats - 2.26%
Hershey Foods Corporation	80	2,874

Paper Packaging - 2.75%
Packaging Corporation of America	85	1,378
Sealed Air Corporation	42	767
Sonoco Products Company	57	1,353
		3,498
Pharmaceuticals - 1.94%
Allergan, Inc.	52	2,465

Publishing - 1.94%
Meredith Corporation	97	2,472

Regional Banks - 3.15%
BOK Financial Corporation	17	639
Prosperity Bancshares, Inc.	21	628
Signature Bank (A)	86	2,332
Zions Bancorporation	35	403
		4,002
Reinsurance - 0.50%
RenaissanceRe Holdings Ltd.	14	633

Research & Consulting Services - 1.04%
Dun & Bradstreet Corporation (The)	16	1,320

Restaurants - 3.60%
Chipotle Mexican Grill, Inc., Class A (A)	21	1,700
P.F. Chang's China Bistro, Inc. (A)	90	2,881
		4,581
Semiconductors - 6.89%
Broadcom Corporation, Class A (A)	104	2,567
Linear Technology Corporation	54	1,260
Microchip Technology Incorporated	162	3,641
NVIDIA Corporation (A)	115	1,298
		8,766
Specialized Finance - 1.72%
CME Group Inc.	7	2,193

Specialty Stores - 2.05%
PetSmart, Inc.	122	2,607

Thrifts & Mortgage Finance - 0.49%
People's United Financial, Inc.	41	622

Trading Companies & Distributors - 1.95%
Fastenal Company	75	2,478

TOTAL COMMON STOCKS - 90.28%		$114,802

(Cost: $118,851)

CALL OPTIONS - 0.18%	Number of Contracts

Market Vectors Agribusiness ETF,
Sep $37.00, Expires 9-21-09	–– *	38
S&P Metals & Mining Select Index,
Sep $100.00, Expires 9-21-09	2	185
(Cost: $347)		$223

CORPORATE DEBT SECURITIES - 0.17%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$280	$211
(Cost: $214)

SHORT-TERM SECURITIES

Commercial Paper - 7.31%
Baxter International Inc.,
0.280%, 7-8-09	4,000	4,000
Johnson & Johnson,
0.100%, 7-13-09	1,000	1,000
Total Capital SA,
0.080%, 7-1-09	4,289	4,289
		9,289
Master Note - 2.44%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	3,102	3,102

TOTAL SHORT-TERM SECURITIES - 9.75%		$12,391

(Cost: $12,391)

TOTAL INVESTMENT SECURITIES - 100.38%		$127,627

(Cost: $131,803)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.38%)		(480)

NET ASSETS - 100.00%		$127,147

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$114,802	$––	$––
Call Options	––	––	223
Corporate Debt Securities	––	211	––
Short-Term Securities	––	12,391	––

	114,802	12,602	223
Other Financial Instruments+	––	––	(269)

Total	$114,802	$12,602	$(46)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Call Options	Other Financial Instruments+

Beginning Balance 4-1-09	$270	$(647)
Net realized gain (loss)	783	599
Net unrealized appreciation (depreciation)	391	6
Net purchases (sales)	(1,221)	(227)
Transfers in and/or (out) of Level 3 during the period	––	––
Ending Balance 6-30-09	$223	$(269)

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$(124)	$44

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following written options were outstanding at June 30, 2009:

Underlying Security	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Market Vectors Agribusiness ETF:	––*	September 2009	$32.00	$39	$(38)
S&P Metals & Mining Select Index:	2	September 2009	650.00	273	(231)

				$312	$(269)

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Baxter International Inc.:
0.280%, 7-8-09	$7,500	$7,499
0.300%, 7-9-09	3,250	3,250
Corporacion Andina de Fomento:
0.750%, 9-1-09	5,000	4,993
0.750%, 9-3-09	2,500	2,497
1.400%, 2-12-10	6,300	6,245
IBM International Group Capital LLC (International Business Machines Corporation):
1.394%, 7-29-09 (A)	9,200	9,197
0.881%, 8-26-09 (A)	1,500	1,500
Kitty Hawk Funding Corp.,
0.260%, 7-27-09	1,500	1,500
Praxair Inc.,
0.170%, 7-2-09	3,178	3,178
SBC Communications Inc. (AT&T Inc.),
4.125%, 9-15-09	3,600	3,598
Straight-A Funding, LLC (Federal Financing Bank),
0.330%, 8-17-09	1,000	999
Unilever Capital Corporation,
0.321%, 7-10-09 (A)	350	350
Verizon Communications Inc.:
0.340%, 7-8-09	6,800	6,800
0.360%, 7-20-09	3,500	3,499

Total Commercial Paper - 19.34%		55,105

Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.580%, 7-31-09	3,200	3,198
River Fuel Trust #1 (Bank of New York (The)):
0.280%, 7-2-09	2,000	2,000
0.280%, 7-15-09	3,000	3,000

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.87%		8,198

Master Note - 2.40%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	6,826	6,826

Notes
3M Company,
7.139%, 12-14-09 (B)	11,000	11,215
American Honda Finance Corp.:
1.404%, 7-29-09 (A)(B)	5,000	4,918
1.416%, 8-5-09 (A)	2,100	2,070
1.306%, 8-10-09 (A)	1,000	993
1.496%, 8-14-09 (A)	1,000	1,000
0.835%, 8-20-09 (A)	700	694
0.985%, 8-20-09 (A)	2,500	2,480
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.659%, 9-14-09 (A)(C)	16,250	16,250
Bank of America, N.A.,
1.538%, 8-12-09 (A)	3,000	2,971
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.974%, 8-18-09 (A)	2,150	2,148
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (A)	7,400	7,546
BP Capital Markets p.l.c.,
0.768%, 9-11-09 (A)	1,500	1,500
Caterpillar Financial Services Corporation:
1.199%, 7-9-09 (A)	3,900	3,860
1.202%, 7-27-09 (A)	2,235	2,236
Caterpillar Inc.,
7.250%, 9-15-09	5,247	5,302
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.648%, 9-30-09 (A)(C)	7,800	7,800
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
1.139%, 7-30-09 (A)(C)	3,500	3,500
Countrywide Home Loans, Inc. (Bank of America Corporation):
5.625%, 7-15-09	2,500	2,503
4.125%, 9-15-09	8,200	8,213
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	13,080	13,273
GTE California Incorporated (Verizon Communications Inc.),
6.700%, 9-1-09	1,000	1,007
Honeywell International Inc.,
1.142%, 7-27-09 (A)	1,525	1,524
International Business Machines Corporation:
0.320%, 7-6-09 (A)	750	750
0.348%, 7-8-09 (A)	1,000	1,000
John Deere Capital Corporation:
1.412%, 7-16-09 (A)	1,500	1,484
1.111%, 8-26-09 (A)	1,500	1,496
0.708%, 9-1-09 (A)	8,086	8,052
4.125%, 1-15-10	1,600	1,620
JPMorgan Chase & Co.:
1.176%, 8-19-09 (A)	750	748
0.843%, 8-21-09 (A)	1,000	998
0.688%, 9-25-09 (A)	1,400	1,396
7.625%, 12-7-09	6,500	6,629
PACCAR Financial Corp.,
0.649%, 9-21-09 (A)	3,500	3,494
Praxair Inc.,
0.751%, 8-26-09 (A)	2,000	2,000
Procter & Gamble Company (The),
0.996%, 8-7-09 (A)	1,500	1,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
1.176%, 7-6-09 (A)	1,000	1,000
5.300%, 7-6-09 (B)	850	851
1.224%, 8-8-09 (A)	750	750
1.046%, 8-19-09 (A)	5,700	5,697
Roche Holdings, Inc.,
1.661%, 8-25-09 (A)	10,200	10,208
Toyota Motor Credit Corporation:
1.650%, 9-3-09 (A)	4,000	4,000
1.663%, 9-18-09 (A)	3,000	3,000
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	4,241	4,260
Walt Disney Company (The),
0.750%, 9-10-09 (A)	1,950	1,950
Wells Fargo & Company:
0.782%, 9-23-09 (A)	2,700	2,690
4.200%, 1-15-10	1,000	1,011

Total Notes - 59.53%		169,587

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.600%, 7-2-09 (A)	1,935	1,935
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.450%, 7-2-09 (A)	3,000	3,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, National Association),
0.450%, 7-2-09 (A)	1,865	1,865

Total Notes (backed by irrevocable bank letter of credit) - 2.39%		6,800

TOTAL CORPORATE OBLIGATIONS - 86.53%		$246,516

(Cost: $246,516)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 4.70%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
0.650%, 9-4-09	12,400	12,400
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 7-1-09 (A)	1,000	1,000
		13,400
Illinois - 0.18%
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	500	510

Maryland - 0.74%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	2,100	2,100

Mississippi - 1.73%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.450%, 7-2-09 (A)	4,925	4,925

Missouri - 0.35%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase & Co.),
0.700%, 7-1-09 (A)	1,000	1,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 7.70%		$21,935

(Cost: $21,935)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation:
0.250%, 8-17-09 (A)	1,465	1,465
0.250%, 9-15-09 (A)	2,000	2,000
0.250%, 9-15-09 (A)	2,000	2,000
0.250%, 11-16-09 (A)	1,200	1,200
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.879%, 10-15-09 (A)	2,203	2,203

Total United States Government Agency Obligations - 3.11%		8,868

United States Government Obligations - 2.37%
United States Treasury Bills,
1.330%, 7-2-09	6,750	6,750

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 5.48%		$15,618

(Cost: $15,618)

TOTAL INVESTMENT SECURITIES - 99.71%		$284,069

(Cost: $284,069)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.29%		817

NET ASSETS - 100.00%		$284,886

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Obligations	$––	$246,516	$––
Municipal Obligations	––	21,935	––
United States Government and Government Agency Obligations	––	15,618	––

	––	284,069	––
Other Financial Instruments+	––	––	––

Total	$––	$284,069	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $16,984 or 5.96% of net assets.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 2.14%
The Water Works Board of the City of Birmingham (Alabama), Water Revenue Bonds, Series 2009-A,
5.125%, 1-1-34	$750	$750
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	500	550
		1,300
Arizona - 2.27%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.600%, 2-1-42 (A)	125	107
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.100%, 1-1-13	220	221
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	500	551
University Medical Center Corporation (Tucson, Arizona), Hospital Revenue Bonds, Series 2009,
6.500%, 7-1-39	500	500
		1,379
California - 9.32%
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West), Series 2009A,
5.750%, 9-1-39	500	462
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project) Series 2002B,
5.250%, 6-1-23	415	391
State of California, Various Purpose General Obligation Bonds:
5.000%, 2-1-22	495	466
6.500%, 4-1-33	1,000	1,043
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.500%, 11-1-15	250	272
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.000%, 10-1-37	500	422
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	200	233
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.000%, 6-1-43	1,000	1,100
Los Angeles Unified School District (County of Los Angeles, California), General Obligation Bonds, Election of 2005, Series F (2009),
5.000%, 1-1-34	500	467
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.500%, 8-1-29	200	233
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	500	531
Upland Unified School District (San Bernardino County, California), Election of 2008 General Obligation Bonds, Series A,
0.000%, 8-1-31 (B)	150	41
		5,661
Colorado - 3.29%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	500	546
Certificates of Participation, Series 2008, Adams 12 Five Star Schools, Adams County and City and County of Broomfield, Colorado,
5.000%, 12-1-25	500	516
Colorado Housing and Finance Authority, Single Family Mortgage Class I Bonds, 2009 Series A,
5.500%, 11-1-29	500	508
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.125%, 12-1-30	500	427
		1,997
Connecticut - 0.64%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds, 2008 Series D,
5.000%, 6-15-22	370	389

District Of Columbia - 2.60%
District of Columbia, Hospital Revenue Bonds (Sibley Memorial Hospital Issue), Series 2009,
6.375%, 10-1-39 (C)	500	491
District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series 2008F,
5.000%, 6-1-19	1,000	1,092
		1,583
Florida - 6.08%
Brevard County Health Facilities Authority, Health Facilities Revenue Bonds, Series 2009B (Health First, Inc. Project),
7.000%, 4-1-39	500	507
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008 A (University Community Hospital),
5.625%, 8-15-29	390	294
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.250%, 10-1-19	250	256
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	500	549
Miami-Dade County, Florida, Miami International Airport (Hub of the Americas), Aviation Revenue Bonds, Series 2009A,
5.500%, 10-1-36	500	478
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	500	523
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
5.000%, 10-1-17	500	554
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
5.750%, 7-1-20	500	534
		3,695
Georgia - 1.70%
The Atlanta Development Authority Educational Facilities, Revenue Bonds (Panther Place, LLC Project, Located on the Campus of Georgia State University), Series 2009A,
5.000%, 7-1-37	500	486
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
5.750%, 1-1-20	500	546
		1,032
Illinois - 2.87%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	240	175
5.700%, 5-1-36	250	181
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.250%, 1-1-21	250	266
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.500%, 7-1-19	500	565
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.050%, 12-15-19	645	557
		1,744
Indiana - 5.92%
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.750%, 7-1-18	500	556
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.500%, 1-15-24	300	303
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.500%, 1-15-16	255	255
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	500	457
Indiana Health and Educational Facility Financing Authority, Hospital Revenue Bonds, Series 2007 (Community Foundation of Northwest Indiana Obligated Group),
5.500%, 3-1-37	250	211
Indiana Finance Authority, Facilities Revenue Refunding Bonds, Series 2008C (Miami Correctional Facility-Phase II),
5.000%, 7-1-17	500	547
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.250%, 1-15-32	500	505
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.750%, 7-15-17	675	766
		3,600
Iowa - 1.59%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
6.000%, 6-1-34	1,000	969

Kansas - 0.44%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	110	113
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	155	155
		268
Kentucky - 2.32%
Commonwealth of Kentucky, State Property and Buildings Commission, Revenue and Revenue Refunding Bonds, Project No. 90,
5.750%, 11-1-19	500	567
The Turnpike Authority of Kentucky, Economic Development Road Revenue Bonds (Revitalization Projects), 2008 Series A,
5.000%, 7-1-16	330	370
Louisville Regional Airport Authority, Airport System Revenue Bonds, 2008 Series A,
5.250%, 7-1-28	500	473
		1,410
Louisiana - 0.85%
New Orleans Aviation Board, Revenue Refunding Bonds (Restructuring GARBs), Series 2009 A-1,
6.000%, 1-1-23	500	516

Maryland - 1.58%
Maryland Economic Development Corporation, Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 2006 Series,
6.200%, 9-1-22	500	543
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	405	415
		958
Massachusetts - 1.59%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue H, Series 2008,
6.125%, 1-1-22	395	401
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue I, Series 2009,
6.000%, 1-1-28	415	417
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A,
5.750%, 11-15-42	250	146
		964
Michigan - 2.32%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	200	166
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	5	5
City of Kalamazoo, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Bronson Methodist Hospital), Series 2003A,
5.000%, 5-15-26	500	474
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
5.000%, 10-15-18	305	314
State Building Authority, State of Michigan, 2006 Revenue Refunding Bonds, Series IA (Facilities Program),
0.000%, 10-15-22 (B)	1,000	451
		1,410
Minnesota - 1.36%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.000%, 5-1-22	500	480
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.600%, 9-1-19	400	349
		829
Mississippi - 1.27%
The University of Southern Mississippi, S.M. Educational Building Corporation, Revenue Bonds, Series 2009 (Campus Facilities Improvements Project),
5.375%, 9-1-36	750	774

Missouri - 6.07%
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	200	154
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	106
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.550%, 10-1-36	250	143
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	200	171
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.500%, 3-1-16	350	372
Public Water Supply District No. 1 of Lincoln County, Missouri, Certificates of Participation, Series 2009,
6.750%, 6-15-35	500	488
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds (SSM Health Care), Series 2008A,
5.000%, 6-1-36	500	484
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.250%, 12-1-19	65	62
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009A,
6.625%, 4-1-33	500	512
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	145	148
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	250	199
Platte County R-III School District Building Corporation, Leasehold Refunding and Improvement Revenue Bonds, Series 2008 (Platte County R-III School District of Platte County, Missouri Project),
5.000%, 3-1-28	340	346
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	100
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.500%, 9-1-28	500	402
		3,687
Nebraska - 2.13%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.200%, 6-1-13	200	201
Nebraska Public Power District, General Revenue Bonds, 2008 Series B,
5.000%, 1-1-15	1,000	1,093
		1,294
Nevada - 1.36%
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	500	519
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, (Series 2008),
6.500%, 12-1-18	290	306
		825
New Hampshire - 0.82%
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2008 Series,
6.000%, 7-1-38	500	501

New Jersey - 2.11%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health Issue, Series 2009A,
5.500%, 7-1-38	500	493
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	251
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2003 Series B-2,
5.000%, 12-15-16	500	537
		1,281
New Mexico - 1.00%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	90	91
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2008 Series D-2,
5.250%, 7-1-30	500	516
		607
New York - 3.09%
New York City Industrial Development Agency, Pilot Revenue Bonds, Series 2009A (Yankee Stadium Project):
0.000%, 3-1-25 (B)	500	205
0.000%, 3-1-26 (B)	500	189
0.000%, 3-1-27 (B)	500	175
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	500	527
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	500	510
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	110	106
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	180	165
		1,877
North Carolina - 2.13%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.000%, 1-1-19	250	264
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	500	518
Town of Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009,
6.000%, 6-1-34	500	513
		1,295
Ohio - 2.94%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
6.000%, 6-1-42	500	297
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	150	153
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	500	510
State of Ohio, Major New State Infrastructure Project Revenue Bonds, Series 2008-I,
6.000%, 6-15-17	395	466
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.000%, 11-15-27	490	359
		1,785
Oklahoma - 4.05%
Cleveland County Justice Authority, Sales Tax Revenue Bonds (Cleveland County Detention Facility Project) Series 2009B,
5.750%, 3-1-29	500	505
Grand River Dam Authority, Revenue Bonds, Series 2008A,
5.000%, 6-1-18	905	1,015
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	600	613
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.600%, 7-1-14	295	328
		2,461
Oregon - 0.40%
Hospital Facility Authority of Clackamas County, Oregon, Revenue Bonds (Legacy Health System), Series 2009A,
5.500%, 7-15-35	250	246

Pennsylvania - 1.65%
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	445	451
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.500%, 2-1-18	500	553
		1,004
Rhode Island - 1.09%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.400%, 10-1-09	160	160
Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, 2009 Senior Series A,
6.250%, 12-1-27 (C)	500	501
		661
South Carolina - 0.59%
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	360	360

Tennessee - 0.83%
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds, Series 2008C, (Methodist Le Bonheur Healthcare),
5.250%, 6-1-18	500	504

Texas - 11.29%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.000%, 8-15-18	300	335
Cass County Industrial Development Corporation (Texas), Environmental Improvement, Revenue Refunding Bonds, 2009 Series A,
9.250%, 3-1-24	500	588
City of El Paso, Texas (El Paso County), Water and Sewer Revenue Refunding Bonds, Series 2008C,
5.000%, 3-1-17	500	554
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Revenue Refunding Bonds (Baylor College of Medicine), Series 2008D,
5.000%, 11-15-16	200	210
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-33	500	408
Howard County, Texas, General Obligation Bonds, Series 2008,
4.650%, 2-15-24	505	471
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
5.750%, 5-15-23	500	534
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A,
7.250%, 11-15-19	235	245
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008, First Tier Current Interest Bonds, Series 2008A,
6.000%, 1-1-25	500	529
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30 (B)	1,000	282
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.500%, 8-15-19	250	274
Town of Prosper, Texas (Collin County), Combination Tax and Revenue Certificates of Obligation, Series 2008,
5.500%, 2-15-20	500	539
Prosper Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008,
5.000%, 2-15-18	500	555
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	500	400
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	200
Board of Regents, Texas State University System, Revenue Financing System Revenue Bonds, Series 2008,
5.250%, 3-15-19	355	392
Trinity River Authority of Texas (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	325	346
		6,862
Vermont - 0.29%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	180	178

Virginia - 2.45%
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007B-1 Senior Current Interest Bonds,
5.000%, 6-1-47	250	138
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
5.500%, 7-1-20	500	529
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,
5.250%, 8-1-22	250	278
Industrial Development Authority of Washington County, Virginia, Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009C,
7.500%, 7-1-29	500	544
		1,489
Washington - 1.93%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.750%, 7-1-16	250	272
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009A (Swedish Health Services),
6.500%, 11-15-33	500	510
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	500	388
		1,170
Wisconsin - 0.84%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2009 (Pro Health Care, Inc. Obligated Group),
6.625%, 2-15-39	500	510

Wyoming - 1.25%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	300	233
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.250%, 1-1-23	500	526
		759

TOTAL MUNICIPAL BONDS - 98.46%		$59,834

(Cost: $59,968)

SHORT-TERM SECURITIES - 2.59%

Commercial Paper
McCormick & Co. Inc.,
0.250%, 7-1-09	250	250
Sonoco Products Co.,
0.550%, 7-1-09	250	250
Unilever Capital Corporation,
0.100%, 7-9-09	1,071	1,071
(Cost: $1,571)		$1,571

TOTAL INVESTMENT SECURITIES - 101.05%		$61,405

(Cost: $61,539)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.05%)		(633)

NET ASSETS - 100.00%		$60,772

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Bonds	$––	$59,834	$––
Short-Term Securities	––	1,571	––

	––	61,405	––
Other Financial Instruments+	––	––	––

Total	$––	$61,405	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(B)Zero coupon bond.

(C)Purchased on a when-issued basis with settlement subsequent to June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Arizona - 2.61%
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	$100	$110
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	65	49
		159
California - 4.42%
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.750%, 10-1-39	100	102
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 A,
5.450%, 2-1-48	60	58
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds,
8.000%, 8-1-38	100	109
		269
Colorado - 6.51%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	85	89
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	150	107
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.200%, 12-1-20	165	162
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	50	38
		396
Guam - 3.26%
Government of Guam, General Obligation Bonds, 2009 Series A,
7.000%, 11-15-39	200	198

Illinois - 8.66%
City of Fairview Heights, Illinois, Tax Increment Refunding Revenue Bonds (Shoppes at St. Clair Square Redevelopment Project), Series 2009A,
8.000%, 12-1-28	45	46
Illinois Finance Authority, Revenue Bonds, Series 2009 (Silver Cross Hospital and Medical Centers),
7.000%, 8-15-44	200	193
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.350%, 12-15-24	225	187
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2009 (City of Granite City Project),
8.000%, 1-15-22	100	101
		527
Indiana - 4.72%
Indiana Finance Authority, Educational Facilities Revenue Bonds, Series 2009A (Irvington Community School Project),
9.000%, 7-1-39	175	183
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	155	104
		287
Michigan - 10.36%
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2001(C-1),
7.000%, 7-1-27	200	227
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	200	233
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.250%, 9-1-39	150	170
		630
Missouri - 15.07%
City of Arnold, Missouri, Real Property Tax Increment Revenue Bonds (Arnold Triangle Redevelopment Project), Series 2009A,
7.750%, 5-1-28	200	201
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	50	33
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	110	84
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project),
5.000%, 11-1-23	180	134
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	100	78
6.500%, 1-1-35	100	73
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
6.100%, 3-1-25	90	72
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	100	87
University Place Transportation Development District (St. Louis County, Missouri), Subordinate Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2009,
7.500%, 4-1-32	150	154
		916
Nevada - 0.26%
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	15	16

New Jersey - 2.43%
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.250%, 9-15-19	115	96
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	50	52
		148
New York - 1.41%
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	90	86

Ohio - 5.01%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007,
6.500%, 6-1-47	150	93
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	100	102
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	150	110
		305
Oklahoma - 1.79%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005,
6.000%, 11-15-38	150	109

Puerto Rico - 3.39%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
6.375%, 8-1-39	200	206

Texas - 13.53%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	100	67
Cass County Industrial Development Corporation (Texas), Environmental Improvement Revenue Bonds, 2009 Series A,
9.500%, 3-1-33	100	116
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	150	120
La Vernia Higher Education Finance Corporation (Winfree Academy Charter School), Education Revenue Bonds, Series 2009,
9.000%, 8-15-38	100	103
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-26	250	216
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	200
		822
Utah - 0.82%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A,
5.300%, 6-1-28	50	50

Virginia - 5.80%
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000,
7.000%, 7-1-30	155	139
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	70	63
Industrial Development Authority of Smyth County (Virginia), Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009B,
8.000%, 7-1-38	135	151
		353
Washington - 2.68%
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.375%, 3-1-38	155	163

TOTAL MUNICIPAL BONDS - 92.73%		$5,640

(Cost: $5,540)

SHORT-TERM SECURITIES

Master Note - 4.55%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	277	277

Municipal Obligations - Taxable - 3.29%
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 7-1-09 (A)	200	200

TOTAL SHORT-TERM SECURITIES - 7.84%		$477

(Cost: $477)

TOTAL INVESTMENT SECURITIES - 100.57%		$6,117

(Cost: $6,017)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)		(35)

NET ASSETS - 100.00%		$6,082

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Bonds	$––	$5,640	$––
Short-Term Securities	––	477	––

	––	6,117	––
Other Financial Instruments+	––	––	––

Total	$––	$6,117	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 5.63%
Archer Daniels Midland Company	576	$15,409
Bunge Limited	439	26,462
		41,871
Application Software - 7.86%
ACI Worldwide, Inc. (A)	1,286	17,958
Aspen Technology, Inc. (A)	3,147	26,842
Lawson Software, Inc. (A)	2,445	13,643
		58,443
Biotechnology - 7.90%
Amgen Inc. (A)	344	18,227
Genzyme Corporation (A)	352	19,596
Isis Pharmaceuticals, Inc. (A)	483	7,965
Vertex Pharmaceuticals Incorporated (A)	363	12,944
		58,732
Communications Equipment - 4.56%
CommScope, Inc. (A)	185	4,861
Research In Motion Limited (A)	409	29,041
		33,902
Data Processing & Outsourced Services - 7.65%
Alliance Data Systems Corporation (A)	588	24,229
Euronet Worldwide, Inc. (A)	726	14,081
Fidelity National Information Services, Inc.	418	8,333
Lender Processing Services, Inc.	370	10,283
		56,926
Diversified Chemicals - 1.63%
E.I. du Pont de Nemours and Company	178	4,563
FMC Corporation	161	7,625
		12,188
Electrical Components & Equipment - 0.61%
POWER-ONE, INC. (A)	1,192	1,776
Ultralife Corporation (A)	381	2,731
		4,507
Electronic Equipment & Instruments - 1.84%
IPG Photonics Corporation (A)	117	1,285
Itron, Inc. (A)	225	12,379
		13,664
Fertilizers & Agricultural Chemicals - 0.50%
Sociedad Quimica y Minera de Chile S.A., ADR	102	3,684

General Merchandise Stores - 0.25%
Conn's, Inc. (A)	151	1,884

Health Care Distributors - 0.10%
Animal Health International, Inc. (A)	501	777

Health Care Equipment - 0.43%
STERIS Corporation	122	3,190

Health Care Facilities - 1.28%
HealthSouth Corporation (A)	659	9,519

Health Care Supplies - 0.09%
TranS1 Inc. (A)	110	684

Health Care Technology - 0.56%
Eclipsys Corporation (A)	234	4,169

Home Entertainment Software - 1.84%
Nintendo Co., Ltd. (B)	49	13,656

Industrial Machinery - 4.04%
ESCO Technologies Inc. (A)	593	26,580
Pentair, Inc.	136	3,484
		30,064
Integrated Telecommunication Services - 2.67%
AT&T Inc.	490	12,169
CenturyTel, Inc.	249	7,650
		19,819
Internet Software & Services - 0.68%
SAVVIS, Inc. (A)	443	5,071

IT Consulting & Other Services - 2.87%
Telvent GIT, S.A.	985	21,336

Life & Health Insurance - 0.54%
Amil Participacoes S.A. (B)	840	4,046

Managed Health Care - 0.14%
AMERIGROUP Corporation (A)	38	1,012

Oil & Gas Equipment & Services - 0.14%
ION Geophysical Corporation (A)	395	1,015

Oil & Gas Exploration & Production - 4.17%
Noble Energy, Inc.	526	31,036

Semiconductors - 8.61%
Cree, Inc. (A)	941	27,667
Micron Technology, Inc. (A)	1,335	6,754
Microsemi Corporation (A)	179	2,463
PMC-Sierra, Inc. (A)	1,608	12,803
Samsung Electronics Co., Ltd. (B)	31	14,359
		64,046
Systems Software - 2.75%
Microsoft Corporation	859	20,418

Wireless Telecommunication Service - 0.93%
Sprint Nextel Corporation (A)	1,444	6,946

TOTAL COMMON STOCKS - 70.27%		$522,605

(Cost: $540,051)

PREFERRED STOCKS - 0.86%

Agricultural Products
Archer Daniels Midland Company (A)	175	$6,386
(Cost: $5,854)

CORPORATE DEBT SECURITIES	Principal

Communications Equipment - 0.76%
CommScope, Inc., Convertible,
3.250%, 7-1-15	$5,000	5,675

Data Processing & Outsourced Services - 2.34%
Alliance Data Systems Corporation, Convertible,
4.750%, 5-15-14	7,200	7,425
Euronet Worldwide, Inc., Convertible,
3.500%, 10-15-25	11,450	10,004
		17,429
Electrical Components & Equipment - 0.84%
POWER-ONE, INC., Convertible,
8.000%, 6-17-13 (C)	7,500	6,225

Health Care Facilities - 1.08%
LifePoint Hospitals, Inc., Convertible,
3.250%, 8-15-25	10,000	8,000

Internet Software & Services - 0.81%
SAVVIS, Inc., Convertible,
3.000%, 5-15-12	8,000	6,010

Semiconductors - 1.23%
Diodes Incorporated, Convertible,
2.250%, 10-1-26	8,170	7,087
Micron Technology, Inc., Convertible,
1.875%, 6-1-14	3,500	2,065
		9,152
Technology - 3.74%
Advanced Micro Devices, Inc., Convertible,
5.750%, 8-15-12	20,000	12,301
Eastman Kodak Company, Convertible,
3.375%, 10-15-33	10,000	8,050
Equinix, Inc., Convertible,
4.750%, 6-15-16	7,000	7,464
		27,815
Wireless Telecommunication Service - 1.01%
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	7,600	7,524

TOTAL CORPORATE DEBT SECURITIES - 11.81%		$87,830

(Cost: $78,042)

SHORT-TERM SECURITIES

Commercial Paper - 15.49%
Abbott Laboratories,
0.180%, 7-9-09	5,000	5,000
American Honda Finance Corp.:
0.400%, 7-9-09	7,000	6,999
0.300%, 7-21-09	7,000	6,999
Burlington Northern Santa Fe Corp.,
0.540%, 7-2-09	1,131	1,131
Clorox Co.,
0.500%, 7-20-09	5,000	4,999
Colgate-Palmolive Company,
0.150%, 7-10-09	5,000	5,000
General Mills, Inc.:
0.400%, 7-15-09	4,000	3,999
0.400%, 7-20-09	5,000	4,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.500%, 7-15-09	10,000	9,998
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
Kellogg Co.:
0.385%, 7-2-09	6,003	6,003
0.400%, 7-8-09	259	259
Kitty Hawk Funding Corp.,
0.280%, 7-20-09	5,000	4,999
McCormick & Co. Inc.,
0.250%, 7-1-09	2,500	2,500
Nestle Capital Corp.,
0.020%, 7-1-09	6,475	6,475
PACCAR Financial Corp.,
0.200%, 7-8-09	11,318	11,317
Pfizer Inc.,
0.150%, 7-22-09	5,000	5,000
Procter & Gamble Company (The),
0.180%, 7-21-09	5,000	5,000
Roche Holdings, Inc.,
0.190%, 7-9-09	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-24-09	10,000	9,998
Total Capital SA,
0.080%, 7-1-09	5,000	5,000
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
		115,175
Master Note - 1.31%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	9,728	9,728

TOTAL SHORT-TERM SECURITIES - 16.80%		$124,903

(Cost: $124,903)

TOTAL INVESTMENT SECURITIES - 99.74%		$741,724

(Cost: $748,850)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.26%		1,952

NET ASSETS - 100.00%		$743,676

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$522,605	$––	$––
Preferred Stocks	6,386	––	––
Corporate Debt Securities	––	81,605	6,225
Short-Term Securities	––	124,903	––

	528,991	206,508	6,225
Other Financial Instruments+	––	––	––

Total	$528,991	$206,508	$6,225

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Put Options	Other Financial Instruments+

Beginning Balance 4-1-09	$3,900	$2,512	$(5,746)
Net realized gain (loss)	––	(4,242)	(5,247)
Net unrealized appreciation (depreciation)	1,655	2,151	2,467
Net purchases (sales)	670	(421)	8,526
Transfers in and/or (out) of Level 3 during the period	––	––	––

Ending Balance 6-30-09	$6,225	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$1,655	$––	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2009, the total value of these securities amounted to $6,225 or 0.84% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.29%
Ladish Co., Inc. (A)	299	$3,877

Apparel Retail - 2.67%
Urban Outfitters, Inc. (A)	259	5,400
Zumiez Inc. (A)	327	2,621
		8,021
Apparel, Accessories & Luxury Goods - 1.41%
Under Armour, Inc., Class A (A)	189	4,229

Application Software - 11.41%
ACI Worldwide, Inc. (A)	515	7,193
Blackboard Inc. (A)	188	5,431
FactSet Research Systems, Inc.	124	6,185
Solera Holdings, Inc. (A)	270	6,848
Sonic Solutions (A)	804	2,372
Ultimate Software Group, Inc. (The) (A)	257	6,232
		34,261
Auto Parts & Equipment - 2.69%
LKQ Corporation (A)	492	8,087

Automotive Retail - 3.09%
Monro Muffler Brake, Inc.	109	2,802
O'Reilly Automotive, Inc. (A)	170	6,463
		9,265
Casinos & Gaming - 3.77%
Scientific Games Corporation, Class A (A)	719	11,334

Computer Hardware - 2.24%
Stratasys, Inc. (A)	612	6,729

Construction & Farm Machinery & Heavy Trucks - 0.84%
Westinghouse Air Brake Technologies Corporation	79	2,535

Education Services - 8.43%
Capella Education Company (A)	228	13,672
K12 Inc. (A)	201	4,327
Strayer Education, Inc.	34	7,307
		25,306
Electronic Components - 3.60%
DTS, Inc. (A)	400	10,823

Health Care Distributors - 1.47%
PSS World Medical, Inc. (A)	239	4,426

Health Care Equipment - 9.27%
Hologic, Inc. (A)	391	5,570
NuVasive, Inc. (A)	225	10,030
ResMed Inc. (A)	112	4,558
Volcano Corporation (A)	547	7,649
		27,807
Health Care Services - 1.00%
Healthways, Inc. (A)	224	3,017

Health Care Technology - 2.91%
Cerner Corporation (A)	69	4,273
Phase Forward Incorporated (A)	296	4,468
		8,741
Human Resource & Employment Services - 1.09%
Resources Connection, Inc. (A)	190	3,262

Internet Software & Services - 4.60%
Bankrate, Inc. (A)	173	4,354
CyberSource Corporation (A)	243	3,715
Omniture, Inc. (A)	457	5,735
		13,804
Investment Banking & Brokerage - 4.10%
Greenhill & Co., Inc.	97	7,011
Lazard Group LLC	197	5,301
		12,312
Oil & Gas Equipment & Services - 4.93%
Core Laboratories N.V.	57	4,985
Dril-Quip, Inc. (A)	165	6,286
Oceaneering International, Inc. (A)	78	3,529
		14,800
Oil & Gas Exploration & Production - 0.82%
Cabot Oil & Gas Corporation	80	2,451

Packaged Foods & Meats - 1.18%
Smart Balance, Inc. (A)	521	3,551

Personal Products - 2.66%
Alberto-Culver Company	314	7,987

Railroads - 1.67%
Kansas City Southern (A)	311	5,004

Research & Consulting Services - 1.22%
Advisory Board Company (The) (A)	143	3,675

Restaurants - 0.84%
P.F. Chang's China Bistro, Inc. (A)	79	2,533

Semiconductor Equipment - 0.74%
Lam Research Corporation (A)	85	2,210

Semiconductors - 2.86%
Microchip Technology Incorporated	380	8,574

Specialized Finance - 5.37%
Financial Federal Corporation	51	1,049
Portfolio Recovery Associates, Inc. (A)	389	15,066
		16,115
Systems Software - 4.46%
MICROS Systems, Inc. (A)	529	13,402

TOTAL COMMON STOCKS - 92.63%		$278,138

(Cost: $278,630)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 6.64%
American Honda Finance Corp.,
0.300%, 7-21-09	$4,000	3,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.500%, 7-15-09	5,000	4,999
Kraft Foods Inc.,
0.290%, 7-10-09	3,000	3,000
Total Capital SA,
0.080%, 7-1-09	4,935	4,935
Unilever Capital Corporation,
0.160%, 7-9-09	3,000	3,000
		19,933
Master Note - 0.63%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	1,899	1,899

TOTAL SHORT-TERM SECURITIES - 7.27%		$21,832

(Cost: $21,832)

TOTAL INVESTMENT SECURITIES - 99.90%		$299,970

(Cost: $300,462)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		292

NET ASSETS - 100.00%		$300,262

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment?s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$278,138	$––	$––
Short-Term Securities	––	21,832	––

	278,138	21,832	––
Other Financial Instruments+	––	––	––

Total	$278,138	$21,832	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Tax-Managed Equity Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Aerospace & Defense - 3.08%
Lockheed Martin Corporation	––	*	$27
Raytheon Company	1		37
			64
Air Freight & Logistics - 0.72%
Expeditors International of Washington, Inc.	––	*	15

Asset Management & Custody Banks - 0.92%
BlackRock, Inc., Class A	––	*	19

Automotive Retail - 1.16%
AutoZone, Inc. (A)	––	*	24

Biotechnology - 4.54%
Gilead Sciences, Inc. (A)	2		94

Communications Equipment - 9.87%
Cisco Systems, Inc. (A)	2		37
Nokia Corporation, Series A, ADR	2		34
QUALCOMM Incorporated	2		111
Research In Motion Limited (A)	––	*	23
			205
Computer Hardware - 6.45%
Apple Inc. (A)	1		78
Hewlett-Packard Company	1		56
			134
Construction & Farm Machinery & Heavy Trucks - 0.87%
Deere & Company	––	*	18

Data Processing & Outsourced Services - 2.36%
Visa Inc., Class A	1		49

Department Stores - 1.20%
Kohl's Corporation (A)	1		25

Electrical Components & Equipment - 1.54%
Emerson Electric Co.	––	*	14
First Solar, Inc. (A)	––	*	18
			32
Fertilizers & Agricultural Chemicals - 2.74%
Monsanto Company	1		57

General Merchandise Stores - 1.20%
Target Corporation	1		25

Health Care Equipment - 3.80%
Baxter International Inc.	1		42
Stryker Corporation	––	*	17
Zimmer Holdings, Inc. (A)	––	*	20
			79
Health Care Supplies - 3.08%
Alcon, Inc.	––	*	37
DENTSPLY International Inc.	1		27
			64
Home Entertainment Software - 1.64%
Activision Blizzard, Inc. (A)	3		34

Home Improvement Retail - 3.09%
Home Depot, Inc. (The)	1		29
Lowe's Companies, Inc.	2		35
			64
Household Products - 2.65%
Colgate-Palmolive Company	1		55

Hypermarkets & Super Centers - 1.20%
Costco Wholesale Corporation	1		25

Industrial Gases - 0.39%
Praxair, Inc.	––	*	8

Internet Retail - 1.30%
Amazon.com, Inc. (A)	––	*	27

Internet Software & Services - 3.23%
Google Inc., Class A (A)	––	*	67

Investment Banking & Brokerage - 3.90%
Goldman Sachs Group, Inc. (The)	1		81

Life Sciences Tools & Services - 1.49%
Thermo Fisher Scientific Inc. (A)	1		31

Oil & Gas Drilling - 2.75%
Transocean Inc. (A)	1		57

Oil & Gas Equipment & Services - 6.06%
Schlumberger Limited	1		72
Smith International, Inc.	1		23
Weatherford International Ltd. (A)	2		31
			126
Other Diversified Financial Services - 1.44%
JPMorgan Chase & Co.	1		30

Pharmaceuticals - 4.33%
Abbott Laboratories	1		52
Roche Holding Ltd, ADR	1		38
			90
Restaurants - 1.44%
YUM! Brands, Inc.	1		30

Semiconductors - 4.77%
Broadcom Corporation, Class A (A)	2		44
Microchip Technology Incorporated	2		55
			99
Soft Drinks - 3.76%
Coca-Cola Company (The)	1		54
PepsiCo, Inc.	––	*	24
			78
Specialized Finance - 1.83%
IntercontinentalExchange, Inc. (A)	––	*	38

Specialty Chemicals - 1.01%
Ecolab Inc.	1		21

Systems Software - 3.18%
Microsoft Corporation	3		66

TOTAL COMMON STOCKS - 92.99%			$1,931

(Cost: $1,847)

SHORT-TERM SECURITIES - 4.00%	Principal

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	$83		$83
(Cost: $83)

TOTAL INVESTMENT SECURITIES - 96.99%			$2,014

(Cost: $1,930)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.01%			62

NET ASSETS - 100.00%			$2,076

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,931	$––	$––
Short-Term Securities	––	83	––

	1,931	83	––
Other Financial Instruments+	––	––	––

Total	$1,931	$83	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 27, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 27, 2009